SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]
                                       ---------

    Post-Effective Amendment No.          12       (File No. 33-52518)       [x]
                                       ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             13       (File No. 811-3217)              [x]
                               ---------

                        (Check appropriate box or boxes)

     IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ AND TZ

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                           (Exact Name of Registrant)

                           IDS Life Insurance Company
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                               (Name of Depositor)

70100 AXP Financial Center, Minneapolis, MN                                55474
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(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It  is proposed that this filing will become  effective:
  [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
  [X]  on May 1, 2002, pursuant to paragraph (b) of Rule 485
  [ ]  60 days after  filing  pursuant to  paragraph (a)(i) of Rule 485
  [ ]  on (date), pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
  [ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

IDS LIFE

EMPLOYEE BENEFIT ANNUITY

ISSUED BY:
IDS LIFE INSURANCE COMPANY

PROSPECTUS

MAY 1, 2002

GROUP FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

NEW EMPLOYEE BENEFIT ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919

This prospectus contains information that you should know before investing. Prospectuses are also available for American Express(R) Variable Portfolio Funds, Alliance Variable Products Series Fund and Wells Fargo Variable Trust Funds. Please read the prospectuses carefully and keep them for future reference. This contract is available for salary-reduction plans that meet the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended (the Code).

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS                                                                      3
THE CONTRACT AND CERTIFICATE IN BRIEF                                          3
EXPENSE SUMMARY                                                                5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                    8
FINANCIAL STATEMENTS                                                          10
PERFORMANCE INFORMATION                                                       10
THE VARIABLE ACCOUNTS AND THE FUNDS                                           11
THE FIXED ACCOUNT                                                             13
BUYING THE CONTRACT AND CERTIFICATE                                           13
CHARGES                                                                       14
VALUING YOUR INVESTMENT                                                       16
MAKING THE MOST OF YOUR CERTIFICATE                                           17
SURRENDERS                                                                    19
TSA -- SPECIAL SURRENDER PROVISIONS                                           20
CHANGING OWNERSHIP                                                            20
BENEFITS IN CASE OF DEATH                                                     20
THE ANNUITY PAYOUT PERIOD                                                     21
EXCHANGE PROGRAM                                                              23
TAXES                                                                         23
VOTING RIGHTS                                                                 24
ABOUT THE SERVICE PROVIDERS                                                   25
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  26

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT THE CONTRACT AND CERTIFICATE.

ACCUMULATION UNIT: A measure of the value of each variable account before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your certificate. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of a participant's death while the contract is in force.


CERTIFICATE: The document we deliver to you that represents your participation in the contract.

CERTIFICATE VALUE: The total value of your certificate before we deduct any applicable charges.

CERTIFICATE YEAR: A period of 12 months, starting on the effective date of your certificate and on each anniversary of the effective date.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT OWNER (OWNER): The person or party entitled to ownership rights stated in the contract and in whose name the contract is issued.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your certificate. You may allocate purchase payments into variable accounts investing in shares of any or all of these funds.

PARTICIPANT (YOU, YOUR): The person named in the certificate who has all rights under the certificate, except as reserved by the owner.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your certificate. It is the certificate value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each variable account at the close of business on each valuation date.

VARIABLE ACCOUNTS: Separate accounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each variable account changes with the performance of the particular fund.

THE CONTRACT AND CERTIFICATE IN BRIEF

PURPOSE: The purpose of the certificate is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of your certificate. The contract and related certificate provide lifetime or other forms of payout beginning at a specified date (the retirement date).

The certificate will not provide any necessary or additional tax deferral because it is used to fund a retirement plan that is tax deferred. However, the certificate has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your certificate to your sales representative or to our office within the time stated on the first page of your certificate and receive a full refund of the certificate value. No charges will be deducted. However, you bear the investment risk from the time of purchase until you return the certificate; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the variable accounts, each of which invests in a fund with a particular investment objective. The value of each variable account varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable accounts. (p. 11)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 13)

BUYING THE CONTRACT AND CERTIFICATE: We no longer offer new contracts or certificates. However, you have the option of making additional purchase payments in the future. The maximum amount of purchase payments is determined by any restrictions imposed by the Internal Revenue Code of 1986, as amended (the
Code). (p. 13)

MINIMUM ALLOWABLE PURCHASE PAYMENTS:

      If paying by installments under a scheduled payment plan:
        $25 per month
      If paying by any other method:
        $50
      Installments must total at least $300 per year.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS:
        $50,000

TRANSFERS: Subject to certain restrictions, you currently may redistribute certificate value among the accounts without charge at any time until annuity payouts begin, and once per year among the variable accounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 17)

SURRENDERS: You may surrender all or part of your certificate value at any time before the retirement date subject to certain restrictions imposed by the Code. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences. (p. 18)

CHANGING OWNERSHIP: Restrictions apply concerning change of ownership of rights under a contract or certificate. (p. 20)

BENEFITS IN CASE OF DEATH: If the participant dies before annuity payouts begin, we will pay the beneficiary an amount at least equal to the certificate value. (p. 20)

ANNUITY PAYOUTS: You can apply your certificate value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. We can make payouts on a fixed or variable basis, or both. Total monthly payouts include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p. 20)

TAXES: Generally, your certificate value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply). Even if you direct payouts to someone else, you will still be taxed on the distribution. (p. 22)

CHARGES: We assess certain charges in connection with your certificate:

-    $30 annual administrative charge;

- 1.00% mortality and expense risk fee (if you make allocations to one or more variable accounts);

-    surrender charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your certificate); and

-    the operating expense of the funds in which the variable accounts invest.

EXPENSE SUMMARY

The purpose of the following information is to help the owner and participant understand the various costs and expenses associated with the contract and related certificates.

There was no sales charge when purchasing the contract or certificate. We show all costs that we deduct directly from the contract or certificate or indirectly from the variable accounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

ANNUAL CERTIFICATE OWNER EXPENSES

SURRENDER CHARGE* (CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF AMOUNT SURRENDERED)

            CERTIFICATE YEAR               SURRENDER CHARGE PERCENTAGE
                   1                                    8%
                   2                                    8
                   3                                    8
                   4                                    8
                   5                                    7
                   6                                    6
                   7                                    5
                   8                                    4
                   9                                    3
                  10                                    2
                  11                                    1
                  12 and later                          0

ADMINISTRATIVE CHARGE:     $30

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average variable account value)

MORTALITY AND EXPENSE RISK FEE:  1%

* The surrender charge is further limited so that it will never exceed 8.5% of the aggregate purchase payments made to the certificate.

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges-- Surrender Charge" p. 14 and "The Annuity Payout Period-- Annuity Payout Plans" p. 21).

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                          MANAGEMENT       12b-1         OTHER
                                                                             FEES          FEES        EXPENSES       TOTAL
AXP(R) Variable Portfolio -
      Bond Fund                                                              .60%          .13%           .07%         .80%(1)
      Capital Resource Fund                                                  .61           .13            .04          .78(1)
      Cash Management Fund                                                   .51           .13            .04          .68(1)
      Diversified Equity Income Fund                                         .55           .13            .23          .91(2)
      Equity Select Fund                                                     .64           .13            .33         1.10(2)
      Extra Income Fund                                                      .62           .13            .07          .82(1)
      Global Bond Fund                                                       .84           .13            .10         1.07(1)
      Growth Fund                                                            .62           .13            .15          .90(2)
      International Fund                                                     .83           .13            .08         1.04(1)
      Managed Fund                                                           .59           .13            .04          .76(1)
      NEW DIMENSIONS FUND(R)                                                 .60           .13            .06          .79(1)
      Strategy Aggressive Fund                                               .60           .13            .05          .78(1)
Alliance VP
      Growth and Income Portfolio (Class B)                                  .63           .25            .04          .92(3)
Wells Fargo VT
      Small Cap Growth Fund                                                  .63           .25            .32         1.20(4)


(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.22% and 2.99% for AXP(R) Variable Portfolio - Equity Select Fund, and 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund.

(3) Figures in "Management fees," "12b-1 Fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

(4) Amounts are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such an arrangement the "Management fees" and "Total" would be 0.75% and 1.32% for Wells Fargo VT Small Cap Growth Fund.

EXAMPLE: This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and ...


                                                    FULL SURRENDER AT THE              NO SURRENDER OR SELECTION OF AN ANNUITY
                                                   END OF EACH TIME PERIOD           PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                            1 YEAR    3 YEARS   5 YEARS  10 YEARS      1 YEAR    3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio -
    Bond Fund                              $102.28   $148.89   $186.74   $254.88       $19.87    $61.44   $105.54    $227.97
    Capital Resource Fund                   102.10    148.32    185.78    252.80        19.67     60.82    104.50     225.83
    Cash Management Fund                    101.15    145.47    180.94    242.31        18.64     57.71     99.26     215.08
    Diversified Equity Income Fund          103.32    152.01    192.04    266.28        21.00     64.85    111.28     239.66
    Equity Select Fund                      105.11    157.40    201.12    285.67        22.95     70.73    121.13     259.55
    Extra Income Fund                       102.47    149.46    187.71    256.96        20.08     62.06    106.59     230.11
    Global Bond Fund                        104.83    156.55    199.69    282.63        22.64     69.80    119.58     256.43
    Growth Fund                             103.23    151.73    191.56    265.25        20.90     64.54    110.76     238.60
    International Fund                      104.55    155.70    198.26    279.58        22.33     68.88    118.03     253.31
    Managed Fund                            101.91    147.75    184.81    250.71        19.46     60.20    103.45     223.69
    NEW DIMENSIONS FUND(R)                  102.19    148.60    186.26    253.84        19.77     61.13    105.02     226.90
    Strategy Aggressive Fund                102.10    148.32    185.78    252.80        19.67     60.82    104.50     225.83
Alliance VP
    Growth and Income Portfolio (Class B)   103.42    152.30    192.52    267.31        21.10     65.16    111.80     240.72
Wells Fargo VT
    Small Cap Growth Fund                   106.06    160.22    205.87    295.72        23.97     73.81    126.28     269.87


* In this example, the $30 administrative charge is approximated as a 0.139% charge based on our average certificate size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of each account.


YEAR ENDED DEC. 31,                                                                       2001     2000     1999     1998     1997
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ACCOUNT G (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                           $5.54    $5.31    $5.27    $5.25    $4.86
Accumulation unit value at end of period                                                 $5.91    $5.54    $5.31    $5.27    $5.25
Number of accumulation units outstanding at end of period (000 omitted)                182,068  186,284  238,818  287,881  316,789
Ratio of operating expense to average net assets                                         1.00%    1.00%    1.00%    1.00%    1.00%

ACCOUNT F (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit                                                                       $10.10   $12.36   $10.09    $8.21    $6.67
Accumulation unit value at end of period                                                 $8.19   $10.10   $12.36   $10.09    $8.21
Number of accumulation units outstanding at end of period (000 omitted)                335,310  391,805  449,948  507,310  556,866
Ratio of operating expense to average net assets                                         1.00%    1.00%    1.00%    1.00%    1.00%

ACCOUNT H (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                           $2.79    $2.66    $2.56    $2.46    $2.36
Accumulation unit value at end of period                                                 $2.86    $2.79    $2.66    $2.56    $2.46
Number of accumulation units outstanding at end of period (000 omitted)                 94,451   78,439  129,561   98,897   87,255
Ratio of operating expense to average net assets                                         1.00%    1.00%    1.00%    1.00%    1.00%
Simple yield(1)                                                                          0.59%    4.93%    5.02%    3.72%    4.16%
Compound yield(1)                                                                        0.59%    5.05%    5.14%    3.79%    4.24%

ACCOUNT PZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY
INCOME FUND)
Accumulation unit value at beginning of period                                           $1.00       --       --       --       --
Accumulation unit value at end of period                                                 $0.95       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                 70,703       --       --       --       --
Ratio of operating expense to average net assets                                         1.00%       --       --       --       --

ACCOUNT RZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                           $1.00       --       --       --       --
Accumulation unit value at end of period                                                 $0.99       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                 19,770       --       --       --       --
Ratio of operating expense to average net assets                                         1.00%       --       --       --       --

ACCOUNT LZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                           $1.05    $1.17    $1.12    $1.18    $1.05
Accumulation unit value at end of period                                                 $1.10    $1.05    $1.17    $1.12    $1.18
Number of accumulation units outstanding at end of period (000 omitted)                165,801  181,306  218,583  228,165  175,024
Ratio of operating expense to average net assets                                         1.00%    1.00%    1.00%    1.00%    1.00%

ACCOUNT KZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                           $1.14    $1.12    $1.18    $1.10    $1.07
Accumulation unit value at end of period                                                 $1.14    $1.14    $1.12    $1.18    $1.10
Number of accumulation units outstanding at end of period (000 omitted)                 51,831   56,694   70,499   78,150   65,609
Ratio of operating expense to average net assets                                         1.00%    1.00%    1.00%    1.00%    1.00%

ACCOUNT QZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                           $1.00       --       --       --       --
Accumulation unit value at end of period                                                 $0.80       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                  5,597       --       --       --       --
Ratio of operating expense to average net assets                                         1.00%       --       --       --       --

YEAR ENDED DEC. 31,                                                                     1996      1995     1994     1993     1992
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ACCOUNT G (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                           $4.59    $3.80    $3.99    $3.48    $3.21
Accumulation unit value at end of period                                                 $4.86    $4.59    $3.80    $3.99    $3.48
Number of accumulation units outstanding at end of period (000 omitted)                362,167  393,697  361,640  405,429  330,000
Ratio of operating expense to average net assets                                         1.00%    1.00%    1.00%    1.00%    1.00%

ACCOUNT F (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit                                                                        $6.25    $4.94    $4.93    $4.82    $4.67
Accumulation unit value at end of period                                                 $6.67    $6.25    $4.94    $4.93    $4.82
Number of accumulation units outstanding at end of period (000 omitted)                628,555  641,903  576,724  488,632  402,977
Ratio of operating expense to average net assets                                         1.00%    1.00%    1.00%    1.00%    1.00%

ACCOUNT H (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                           $2.27    $2.18    $2.12    $2.09    $2.04
Accumulation unit value at end of period                                                 $2.36    $2.27    $2.18    $2.12    $2.09
Number of accumulation units outstanding at end of period (000 omitted)                 89,644  102,568   84,475   74,935  102,277
Ratio of operating expense to average net assets                                         1.00%    1.00%    1.00%    1.00%    1.00%
Simple yield(1)                                                                          3.85%    4.11%    4.41%    1.91%    1.79%
Compound yield(1)                                                                        3.93%    4.20%    4.51%    1.93%    1.80%

ACCOUNT PZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY
INCOME FUND)
Accumulation unit value at beginning of period                                              --       --       --       --       --
Accumulation unit value at end of period                                                    --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     --       --       --       --       --
Ratio of operating expense to average net assets                                            --       --       --       --       --

ACCOUNT RZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                              --       --       --       --       --
Accumulation unit value at end of period                                                    --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     --       --       --       --       --
Ratio of operating expense to average net assets                                            --       --       --       --       --

ACCOUNT LZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                           $1.00       --       --       --       --
Accumulation unit value at end of period                                                 $1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                 59,939       --       --       --       --
Ratio of operating expense to average net assets                                         1.00%       --       --       --       --

ACCOUNT KZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                           $1.00       --       --       --       --
Accumulation unit value at end of period                                                 $1.07       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                 24,878       --       --       --       --
Ratio of operating expense to average net assets                                         1.00%       --       --       --       --

ACCOUNT QZ(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                              --       --       --       --       --
Accumulation unit value at end of period                                                    --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     --       --       --       --       --
Ratio of operating expense to average net assets                                            --       --       --       --       --

YEAR ENDED DEC. 31,                                                                    2001      2000      1999       1998      1997
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ACCOUNT IZ(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL
FUND)
Accumulation unit value at beginning of period                                        $1.87     $2.51     $1.74      $1.52     $1.49
Accumulation unit value at end of period                                              $1.32     $1.87     $2.51      $1.74     $1.52
Number of accumulation units outstanding at end of period (000 omitted)             667,381   812,275   898,715  1,042,405 1,168,353
Ratio of operating expense to average net assets                                      1.00%     1.00%     1.00%      1.00%     1.00%

ACCOUNT N (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                        $4.43     $4.58     $4.03      $3.51     $2.97
Accumulation unit value at end of period                                              $3.92     $4.43     $4.58      $4.03     $3.51
Number of accumulation units outstanding at end of period (000 omitted)             733,747   844,645   986,013  1,100,357 1,178,735
Ratio of operating expense to average net assets                                      1.00%     1.00%     1.00%      1.00%     1.00%

ACCOUNT MZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS
FUND(R))
Accumulation unit value at beginning of period                                        $2.05     $2.27     $1.74      $1.37     $1.11
Accumulation unit value at end of period                                              $1.69     $2.05     $2.27      $1.74     $1.37
Number of accumulation units outstanding at end of period (000 omitted)           1,142,222 1,226,806 1,188,480  1,001,826   831,259
Ratio of operating expense to average net assets                                      1.00%     1.00%     1.00%      1.00%     1.00%

ACCOUNT JZ(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY
AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                        $2.59     $3.24     $1.91      $1.88     $1.68
Accumulation unit value at end of period                                              $1.72     $2.59     $3.24      $1.91     $1.88
Number of accumulation units outstanding at end of period (000 omitted)             752,799   868,637   927,190  1,087,314 1,168,829
Ratio of operating expense to average net assets                                      1.00%     1.00%     1.00%      1.00%     1.00%

ACCOUNT SZ(2) ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B)
Accumulation unit value at beginning of period                                        $1.00        --        --         --        --
Accumulation unit value at end of period                                              $0.92        --        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)              78,465        --        --         --        --
Ratio of operating expense to average net assets                                      1.00%        --        --         --        --

ACCOUNT TZ(2) WELLS FARGO VT SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                                        $1.00        --        --         --        --
Accumulation unit value at end of period                                              $0.94        --        --         --        --
Number of accumulation units outstanding at end of period (000 omitted)              25,510        --        --         --        --
Ratio of operating expense to average net assets                                      1.00%        --        --         --        --

YEAR ENDED DEC. 31,                                                                   1996      1995     1994      1993     1992
------------------------------------------------------------------------------------------------------------------------------------
ACCOUNT IZ(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL
FUND)
Accumulation unit value at beginning of period                                        $1.38     $1.25     $1.29    $0.98    $1.00
Accumulation unit value at end of period                                              $1.49     $1.38     $1.25    $1.29    $0.98
Number of accumulation units outstanding at end of period (000 omitted)           1,220,486 1,088,874   913,364  405,536   69,874
Ratio of operating expense to average net assets                                      1.00%     1.00%     1.00%    1.00%    1.00%

ACCOUNT N (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                        $2.56     $2.09     $2.21    $1.98    $1.86
Accumulation unit value at end of period                                              $2.97     $2.56     $2.09    $2.21    $1.98
Number of accumulation units outstanding at end of period (000 omitted)           1,197,162 1,212,021 1,127,834  910,254  650,797
Ratio of operating expense to average net assets                                      1.00%     1.00%     1.00%    1.00%    1.00%

ACCOUNT MZ(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS
FUND(R))
Accumulation unit value at beginning of period                                        $1.00        --        --       --       --
Accumulation unit value at end of period                                              $1.11        --        --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             350,598        --        --       --       --
Ratio of operating expense to average net assets                                      1.00%        --        --       --       --

ACCOUNT JZ(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY
AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                        $1.46     $1.12     $1.21    $1.08    $1.00
Accumulation unit value at end of period                                              $1.68     $1.46     $1.12    $1.21    $1.08
Number of accumulation units outstanding at end of period (000 omitted)           1,172,793 1,007,976   780,423  347,336  115,574
Ratio of operating expense to average net assets                                      1.00%     1.00%     1.00%    1.00%    1.00%

ACCOUNT SZ(2) ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B)
Accumulation unit value at beginning of period                                           --        --        --       --       --
Accumulation unit value at end of period                                                 --        --        --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                  --        --        --       --       --
Ratio of operating expense to average net assets                                         --        --        --       --       --

ACCOUNT TZ(2) WELLS FARGO VT SMALL CAP GROWTH FUND
Accumulation unit value at beginning of period                                           --        --        --       --       --
Accumulation unit value at end of period                                                 --        --        --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                  --        --        --       --       --
Ratio of operating expense to average net assets                                         --        --        --       --       --


(1) Net of annual contract administrative charge and mortality and expense risk fee.

(2)  Operations commenced on June 1, 2001.


(3)  Operations commenced on May 1, 1996.

(4)  Operations commenced on Jan. 13, 1992.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the variable accounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the variable accounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular variable account during a specified time period. We show actual performance from the date the variable accounts began investing in the funds. We also show performance from the commencement date of the funds as if the variable accounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-    administrative charge,

-    mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the variable account if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will generally be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR VARIABLE ACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the variable account invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare variable account performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNTS AND THE FUNDS

You may allocate payments and transfers to any or all of the variable accounts that invest in shares of the following funds:


IDS LIFE                                                                                               INVESTMENT ADVISER OR
ACCOUNT         ESTABLISHED      INVESTING IN        INVESTMENT OBJECTIVES AND POLICIES                MANAGER
------------------------------------------------------------------------------------------------------------------------------------
G               05/13/81         AXP(R) Variable     Objective: high level of current income while     IDS Life Insurance
                                 Portfolio - Bond    conserving the value of the investment and        Company (IDS Life),
                                 Fund                continuing a high level of income for the         investment manager;
                                                     longest time period. Invests primarily in bonds   American Express
                                                     and other debt obligations.                       Financial Corporation
                                                                                                       (AEFC), investment
                                                                                                       adviser.

F               05/13/81         AXP(R) Variable     Objective: capital appreciation. Invests          IDS Life, investment
                                 Portfolio -         primarily in U.S. common stocks and other         manager; AEFC,
                                 Capital Resource    securities convertible into common stocks.        investment adviser.
                                 Fund

H               05/13/81         AXP(R) Variable     Objective: maximum current income consistent      IDS Life, investment
                                 Portfolio - Cash    with liquidity and stability of principal.        manager; AEFC,
                                 Management Fund     Invests primarily in money market securities.     investment adviser.

PZ              03/30/01         AXP(R) Variable     Objective: a high level of current income and,    IDS Life, investment
                                 Portfolio -         as a secondary goal, steady growth of capital.    manager; AEFC,
                                 Diversified         Invests primarily in dividend-paying common and   investment adviser.
                                 Equity Income       preferred stocks.
                                 Fund

RZ              03/30/01         AXP(R) Variable     Objective: growth of capital. Invests primarily   IDS Life, investment
                                 Portfolio -         in equity securities of medium-sized companies.   manager; AEFC,
                                 Equity Select                                                         investment adviser.
                                 Fund

LZ              04/02/96         AXP(R) Variable     Objective: high current income, with capital      IDS Life, investment
                                 Portfolio - Extra   growth as a secondary objective. Invests          manager; AEFC,
                                 Income Fund         primarily in high-yielding, high-risk corporate   investment adviser.
                                                     bonds (junk bonds) issued by U.S. and foreign
                                                     companies and governments.

KZ              04/02/96         AXP(R) Variable     Objective: high total return through income and   IDS Life, investment
                                 Portfolio -         growth of capital. Non-diversified fund that      manager; AEFC,
                                 Global Bond Fund    invests primarily in debt obligations of U.S.     investment adviser.
                                                     and foreign issuers.

QZ              03/30/01         AXP(R) Variable     Objective: long-term capital growth. Invests      IDS Life, investment
                                 Portfolio -         primarily in common stocks and securities         manager; AEFC,
                                 Growth Fund         convertible into common stocks that appear to     investment adviser.
                                                     offer growth opportunities.

IZ              09/20/91         AXP(R) Variable     Objective: capital appreciation. Invests          IDS Life, investment
                                 Portfolio -         primarily in common stocks or convertible         manager; AEFC,
                                 International       securities of foreign issuers that offer strong   investment adviser.
                                 Fund                growth potential.                                 American Express Asset
                                                                                                       Management
                                                                                                       International, Inc.,
                                                                                                       a wholly-owned
                                                                                                       subsidiary  of AEFC,
                                                                                                       is the sub-adviser.

N               04/17/85         AXP(R) Variable     Objective: maximum total investment return        IDS Life, investment
                                 Portfolio -         through a combination of capital growth and       manager; AEFC,
                                 Managed Fund        current income. Invests primarily in a            investment adviser.
                                                     combination of common and
                                                     preferred stocks,
                                                     convertible securities,
                                                     bonds and other debt
                                                     securities.

IDS LIFE                                                                                               INVESTMENT ADVISER OR
ACCOUNT         ESTABLISHED      INVESTING IN        INVESTMENT OBJECTIVES AND POLICIES                MANAGER
------------------------------------------------------------------------------------------------------------------------------------
MZ              04/02/96         AXP(R) Variable     Objective: long-term growth of capital. Invests   IDS Life, investment
                                 Portfolio - NEW     primarily in common stocks showing potential      manager; AEFC,
                                 DIMENSIONS FUND(R)  for significant growth.                           investment adviser.

JZ              09/20/91         AXP(R) Variable     Objective: capital appreciation. Invests          IDS Life, investment
                                 Portfolio -         primarily in equity securities of growth          manager; AEFC,
                                 Strategy            companies.                                        investment adviser.
                                 Aggressive Fund

SZ              03/30/01         Alliance VP         Objective: reasonable current income and          Alliance Capital
                                 Growth and Income   reasonable appreciation. Invests primarily  in    Management, L.P.
                                 Portfolio (Class    dividend-paying common stocks of good quality.
                                 B)

TZ              03/30/01         Wells Fargo VT      Objective: long-term capital appreciation.        Wells Fargo Funds
                                 Small Cap Growth    Invests primarily in companies with               Management, LLC,
                                 Fund                above-average growth potential and whose market   advisor;  Wells
                                                     capitalization falls within the range of the      Capital Management
                                                     Russell 2000 Index, which is considered a small   Incorporated,
                                                     capitalization index.                             sub-adviser.


A fund underlying your certificate in which a variable account invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. The funds' prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

All variable accounts were established under Minnesota law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts/certificates are general obligations of IDS Life.

Each variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each variable account only to that variable account. State insurance law prohibits us from charging a variable account with liabilities of any other variable account or of our general business. Each variable account's net assets are held in relation to the contracts/certificates described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable accounts an insurance company may offer and how many exchanges among variable accounts it may allow before the participant would be currently taxed on income earned within variable account assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract/certificate, as necessary, so that the participant will not be subject to current taxation as the owner of the variable account assets.

We intend to comply with all federal tax laws so that the contract/certificate continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Certificate -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING THE CONTRACT AND CERTIFICATE

New contracts and certificates are not currently being offered.

Unless otherwise provided in the contract, the owner has all rights under the contract. Your interest under the contract, as evidenced by your certificate, is subject to the terms of the owner's contract.

The owner selects the frequency with which to make purchase payments.

We applied the initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments to the accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive payment at our office.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

TO AVOID IRS PENALTY TAXES, the retirement date generally must be:

-    on or after the date you reach age 59 1/2; and

- by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum 403(b) plan distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders under the certificate, retirement payments can start as late as your 85th birthday or the tenth contract anniversary, if later.

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program, should the Employee Benefit Annuity be available in the program. (See "TSA - Special Surrender Provisions.")


BENEFICIARY

If death benefits become payable before the retirement date while the contract and certificate are in force and before annuity payouts begin, we will pay your named beneficiary all or part of the certificate value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

      If paying by installments under a scheduled payment plan: $25 per month

      If paying by any other method: $50

Installments must total at least $300 per year.

(1) If no purchase payments have been made on a participant's behalf for 24 months and previous payments total $600 or less, we have the right to pay the participant the total value of the certificate in a lump sum. This right does not apply to certificates sold to New Jersey residents.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2):

      $50,000

(2) These limits apply in total to all IDS Life annuities and certificates you own. We reserve the right to increase maximum limits or reduce age limits. The Code's limits on annual contribution also apply.

HOW TO MAKE PURCHASE PAYMENTS

BY SCHEDULED PAYMENT PLAN

A sales representative can help the owner set up an automatic salary reduction arrangement.

CHARGES

ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining records for each certificate under the contract. We deduct $30 from the certificate value at the end of each certificate year. We prorate this charge among the variable accounts and the fixed account in the same proportion your interest in each account bears to your total certificate value. If you surrender a certificate, we will deduct the annual charge at the time of surrender. We cannot increase the annual administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to your variable accounts. The unit values of your variable accounts reflect this fee and it totals 1% of the variable accounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The variable accounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the variable accounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the variable accounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If part or all of a certificate is surrendered within the first 11 certificate years, the following surrender charge applies:

                                            SURRENDER CHARGE AS A
           SURRENDER YEAR             PERCENTAGE OF AMOUNT SURRENDERED
                 1                                    8%
                 2                                    8
                 3                                    8
                 4                                    8
                 5                                    7
                 6                                    6
                 7                                    5
                 8                                    4
                 9                                    3
                10                                    2
                11                                    1
                12 and later                          0

The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the certificate. We reserve the right to reduce or eliminate the surrender charge.

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your certificate value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your certificate is $1,075.27. We determine this amount as follows:

AMOUNT REQUESTED / 1.00 - SURRENDER CHARGE OR $1,000 / .93 = $1,075.27

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. We reserve the right to reduce or eliminate the surrender charge. If you make a full surrender of your certificate, we also will deduct the applicable administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% if the assumed investment rate is 3.5% and 6.55% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the certificate. We reserve the right to reduce or eliminate the surrender charge.

WAIVER OF SURRENDER CHARGE

We do not assess surrender charges:

-    for amounts surrendered after the 11th certificate year;

- for amounts surrendered due to a participant's retirement under the plan on or after age 55;

-    for amounts surrendered due to the death of the participant; or

-    upon settlement of the certificate under an annuity payout plan.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments may impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract and certificate were sold. Currently, we deduct any applicable premium taxes when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your certificate.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-    minus any prorated portion of the administrative charge.

VARIABLE ACCOUNTS

We convert amounts you allocated to the variable accounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, we credit a certain number of accumulation units to your certificate for that account. Conversely, we subtract a certain number of accumulation units from your certificate each time you take a partial surrender, transfer amounts out of a variable account or we assess an administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a variable account.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the variable accounts;

-    transfers into or out of the variable accounts;

-    partial surrenders;

-    surrender charges; and/or

-    a prorated portion of the administrative charge.

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the variable accounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

MAKING THE MOST OF YOUR CERTIFICATE

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative variable account to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                 NUMBER
                                                                      AMOUNT             ACCUMULATION           OF UNITS
                                                MONTH                INVESTED             UNIT VALUE            PURCHASED
By investing an equal number                     Jan                   $100                   $20                 5.00
of dollars each month...                         Feb                    100                   18                  5.56
                                                 Mar                    100                   17                  5.88
you automatically buy                            Apr                    100                   15                  6.67
more units when the                              May                    100                   16                  6.25
per unit market price is low ... ---->           June                   100                   18                  5.56
                                                 July                   100                   17                  5.88
and fewer units                                  Aug                    100                   19                  5.26
when the per unit                                Sept                   100                   21                  4.76
market price is high.            ---->           Oct                    100                   20                  5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable account will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer certificate value from any one variable account, or the fixed account, to another account before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The certificate is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the certificate. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other certificate owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this certificate.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other certificate owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

- You may transfer certificate values between the variable accounts, or from the variable accounts to the fixed account at any time. However, if you made a transfer from the fixed account to the variable accounts, you may not make a transfer from any variable account back to the fixed account until the next eligible transfer period (if any) as defined in the plan, or until the next certificate anniversary.

- You may transfer certificate values from the fixed account to the variable accounts once per certificate year (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per certificate year among the variable accounts.

HOW TO REQUEST A TRANSFER OR SURRENDER

1  BY LETTER:

Send your name, certificate number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Certificate value or entire account balance

2  BY AUTOMATED TRANSFERS:

Your sales representative can help you set up automated transfers among your variable accounts or fixed account.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to the variable accounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated transfers are subject to all of the contract provisions and terms, including transfer of certificate values between accounts.


- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.

- If we must suspend your automatic transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers:                 $50

3  BY PHONE:

For salary reduction plans only.

Call between 7 a.m. and 10 p.m. Central time:

(800) 862-7919

TTY service for the hearing impaired:

(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Certificate value or entire account balance

Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

Subject to certain restrictions imposed by the Code, you may surrender all or part of your certificate at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of the certificate at the next accumulation unit value calculated after we receive your request. We may ask you to return the certificate. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your variable accounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise.

RECEIVING PAYMENT


1  BY REGULAR OR EXPRESS MAIL:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2  BY WIRE:

-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your certificate; and

-    pre-authorization required.


NOTE: We will charge you a fee for surrender payments we send by wire. For instructions, contact your sales representative.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA-- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed employment with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all certificate values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount transferred or rolled over to the certificate as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of certificate values within the certificate, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract/certificate has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract/certificate. You may borrow from the certificate value allocated to the fixed account.

PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM

You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

-    surrender all or part of your certificate at any time; and

-    move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

CHANGING OWNERSHIP

The contract and related certificates cannot be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us. Your vested rights under the certificate are nonforfeitable.

BENEFITS IN CASE OF DEATH

If you die before annuity payouts begin while this certificate is in force, we will pay your beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

-    certificate value; or

-    purchase payments made to the certificate minus surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the certificate value.

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


DISTRIBUTIONS: The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your certificate. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the certificate as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

Your spouse may elect to assume ownership of the certificate at any time. If your spouse elects to assume ownership of the certificate, the certificate value will be equal to the death benefit that would otherwise have been paid.

NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70 1/2, the beneficiary may elect to receive payouts from the certificate over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this certificate if:


- the beneficiary asks us in writing within 60 days after we receive proof of death; and

-    payouts begin no later than one year following the year of your death; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD

As the participant, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

The contract and related certificates allow you to determine whether we will make payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the certificate value on your retirement date (less any applicable premium tax). You may reallocate this certificate value to the fixed account to provide fixed dollar payouts and/or among the variable accounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    your age;

-    the annuity table in the contract and related certificates; and

-    the amounts allocated to the accounts at settlement on the retirement date.

In addition, for variable payouts only, amounts depend on the investment performance of the accounts selected.

These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.) For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Certificate -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your certificate show the amount of the monthly payment for each $1,000 of certificate value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the certificate value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the certificate. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before certificate values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.05% and 6.55% depending on the applicable assumed investment rate (see "Charges -- Surrender charge under Annuity Payout Plan E"). You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal (see "Taxes").

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: Since you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your certificate and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before your retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed, unless this option is contrary to applicable provisions of the Code. Certificate values that you allocated to the fixed account will provide fixed dollar payouts and certificate values that you allocated among variable accounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the certificate value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the certificate value to the participant in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If the annuitant dies after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

EXCHANGE PROGRAM

You may be eligible to exchange your certificate for a new and enhanced contract that we currently offer. If you are eligible and you decide to participate in the Exchange Program, we will not deduct any surrender charges that remain on this certificate at the time of the exchange. You may be eligible to participate in the Exchange Program if:

- You have not made any purchase payments greater than $2,000 in any tax year for the 36 months before you participate in the Exchange Program (except for payments you made under a scheduled payment plan); and

-    Your remaining surrender charge is 2% or less of your certificate value.

Initially, to be eligible you also must have completed ten or more certificate years; and have a certificate value of at least $75,000. However, we reserve the right to offer this Exchange Program to you if you have completed less than ten certificate years; or you have a certificate value of less than $75,000.

If you are interested, you should talk to your sales representative to learn more about the Exchange Program and to discuss your individual certificate, tax and financial circumstances. You will want to consider such factors as:

- Whether you expect to hold the new contract as a long-term investment and the withdrawal provisions under the new contract compared to this certificate;

-    The surrender charges under the new contract;

- The lower expenses and credits under the new contract that could be offset if you surrender the new contract during the surrender period or begin to take annuity payouts during the first few years (which means you could be worse off than if you had rejected the Exchange Program);

-    The death benefit under the new contract compared to this certificate;

- The guaranteed annuity settlement rates under the new contract compared to this certificate;

-    Any tax benefits you could lose as a result of the exchange; and

- Any change in interest crediting rates on the fixed account under the new contract.

If you exercise your free-look option under the new contract, we will restore this certificate to the extent possible.

We reserve the right to terminate the Exchange Offer at any time.

TAXES

Generally, under current law, your certificate has a tax-deferral feature. This means any increase in the value of the fixed account and/or other variable accounts in which you invest is taxable to you only when you receive a payout or surrender except to the extent that contributions were made with after-tax dollars. (However, see detailed discussion below.) Any portion of the annuity payouts and any surrenders requested that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

QUALIFIED ANNUITIES: Because your certificate is used to fund a retirement plan that is already tax deferred under the Code, the certificate will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the certificate comply with the law. 403(b) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS: The entire payout generally is includable as ordinary income and subject to tax to the extent that contributions were made with after-tax dollars. If you or your employer invested in the certificate with deductible or pre-tax dollars, such amounts are not considered to be part of your investment in the certificate and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of the certificate before your annuity payouts begin, your surrender payment will be taxed. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2, unless certain exceptions apply. Other penalties may apply.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

PENALTIES: If you receive amounts from the certificate before reaching age
59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, after separation from service, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary); or

-    after you separate from service during or after the year you attain age 55.

Other exceptions may apply if you surrender your certificate before it specifies that payments can be made.

MANDATORY WITHHOLDING: If you receive directly all or part of the certificate value, mandatory 20% Federal income tax withholding generally (and possibly state income tax withholding) will be imposed at the time the payment is made. Any withholding that is done represents a prepayment of your tax due for the year and you would take credit for such amounts on the annual tax return you file. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payment is one in a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more;

-    the payment is a minimum distribution required under the Code; or

-    the payout is made on account of an eligible hardship.

Payments made to a surviving spouse instead of being directly rolled over to an IRA may also be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

ELECTIVE WITHHOLDING: If the distribution is not subject to mandatory withholding as described above, you can elect not to have any withholding occur. To do this you must provide us with a valid Social Security Number or Taxpayer Identification Number.

If you do not make this election and if the payout is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender), withholding is computed using 10% of the taxable portion.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of the contract and/or related certificates.

IDS LIFE'S TAX STATUS: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the variable accounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the variable accounts is reinvested and becomes part of the variable accounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the variable accounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract (and your certificate) qualify as an annuity for Federal income tax purposes. To that end, the provisions of the contract and your certificate are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions to the contrary. We reserve the right to amend the contract and/or related certificates to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract and/or certificates to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.

VOTING RIGHTS

The certificate holder with investments in the variable accounts may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

-    the reserve held in each account for your certificate, divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts and certificates. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,200 advisors.

IDS Life pays commissions for sales of the certificates of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert
v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                                   3
Calculating Annuity Payouts                               6
Rating Agencies                                           7
Principal Underwriter                                     7
Independent Auditors                                      7
Financial Statements

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

americanexpress.com

                                                                 S-6157 T (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                            EMPLOYEE BENEFIT ANNUITY

                                IDS LIFE ACCOUNTS


              F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ

                                   MAY 1, 2002

IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ, and TZ are separate accounts established and maintained by IDS Life Insurance Company (IDS
Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

(800) 862-7919

EMPLOYEE BENEFIT ANNUITY
  IDS LIFE ACCOUNTS F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ AND TZ

TABLE OF CONTENTS



Performance Information                                          p. 3
Calculating Annuity Payouts                                      p. 6
Rating Agencies                                                  p. 7
Principal Underwriter                                            p. 7
Independent Auditors                                             p. 7
Financial Statements

Performance Information


The variable accounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.


AVERAGE ANNUAL TOTAL RETURN


We will express quotations of average annual total return for the variable accounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract and certificate over a period of one, five and ten years (or, if less, up to the life of the variable accounts), calculated according to the following formula:

                          P(1+T)TO THE POWER OF n = ERV

where:                 P = a hypothetical initial payment of $1,000
                       T = average annual total return
                       n = number of years
                     ERV = Ending Redeemable Value of a hypothetical $1,000
                           payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the variable accounts began investing in the funds. We also show performance from the commencement date of the funds as if the variable accounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2001



                                                                PERFORMANCE OF THE                      PERFORMANCE
                                                                 VARIABLE ACCOUNT                       OF THE FUND
VARIABLE                                                                            SINCE                                   SINCE
ACCOUNT    INVESTING IN:                            1 YEAR    5 YEARS  10 YEARS INCEPTION    1 YEAR    5 YEARS  10 YEARS  INCEPTION

           AXP(R) VARIABLE PORTFOLIO -

G           Bond Fund (10/81; 10/81)(b)              (2.05%)    2.32%    5.98%     9.13%      (2.05%)    2.32%    5.98%     9.13%

F           Capital Resource Fund (10/81; 10/81)    (25.53)     2.57     5.47     10.92      (25.53)     2.57     5.47     10.92

H           Cash Management Fund (10/81; 10/81)      (5.63)     2.26     3.13      5.26       (5.63)     2.26     3.13      5.26

PZ          Diversified Equity Income Fund
              (6/01; 9/99)                              --        --       --    (12.96)(c)   (7.04)       --       --     (2.15)

RZ          Equity Select Fund (6/01; 5/01)             --        --       --    (10.27)(c)      --        --       --     (9.68)

LZ          Extra Income Fund (5/96; 5/96)           (4.51)    (0.73)      --      0.40       (4.51)    (0.73)      --      0.40

KZ          Global Bond Fund (5/96; 5/96)            (7.80)    (0.26)      --      1.18       (7.80)    (0.26)      --      1.18

QZ          Growth Fund (6/01; 9/99)                    --        --       --    (26.82)(c)  (37.23)       --       --    (20.00)

IZ          International Fund (1/92; 1/92)         (35.16)    (3.98)      --      2.53      (35.16)    (3.98)      --      2.53

N           Managed Fund (4/86; 4/86)               (18.68)     4.10     7.42      9.04      (18.68)     4.10     7.42      9.04

MZ          NEW DIMENSIONS FUND(R) (5/96; 5/96)     (24.25)     7.10       --      8.39      (24.25)     7.10       --      8.39

JZ          Strategy Aggressive Fund (1/92; 1/92)   (39.00)    (1.12)      --      5.32      (39.00)    (1.12)      --      5.32

           ALLIANCE VP

SZ          Growth and Income Portfolio
              (Class B)(6/01; 1/91)(e)                  --        --       --    (15.16)(c)   (8.87)    11.67    13.38     12.49

           WELLS FARGO VT

TZ          Small Cap Growth Fund (6/01; 5/95)(f)       --        --       --    (14.94)(c)  (31.24)    (4.26)      --      3.20



(a) Current applicable charges deducted from performance include a $30 annual administrative charge, a 1% annual mortality and expense fee and applicable surrender charges. Premium taxes are reflected in these total returns.
(b) (Commencement date of the variable account; commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the account.
(d) Cumulative return (not annualized) since commencement date of the variable fund.
(e) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31,
2001


                                                                PERFORMANCE OF THE                      PERFORMANCE
                                                                 VARIABLE ACCOUNT                       OF THE FUND
VARIABLE                                                                            SINCE                                   SINCE
ACCOUNT    INVESTING IN:                            1 YEAR      5 YEARS  10 YEARS INCEPTION   1 YEAR    5 YEARS  10 YEARS INCEPTION
           AXP(R) VARIABLE PORTFOLIO -

G           Bond Fund (10/81; 10/81)(b)               6.47%       3.82%    6.19%     9.13%      6.47%     3.82%    6.19%    9.13%

F           Capital Resource Fund (10/81; 10/81)    (19.06)       4.07     5.68     10.92     (19.06)     4.07     5.68    10.92

H           Cash Management Fund (10/81; 10/81)       2.57        3.76     3.34      5.26       2.57      3.76     3.34     5.26

PZ          Diversified Equity Income Fund
              (6/01; 9/99)                              --          --       --     (5.39)(c)   1.04        --       --     1.47

RZ          Equity Select Fund (6/01; 5/01)             --          --       --     (2.47)(c)     --        --       --    (1.83)(d)

LZ          Extra Income Fund (5/96; 5/96)            3.80        0.72       --      1.50       3.80      0.72       --     1.50

KZ          Global Bond Fund (5/96; 5/96)             0.21        1.20       --      2.29       0.21      1.20       --     2.29

QZ          Growth Fund (6/01; 9/99)                    --          --       --    (20.45)(c) (31.77)       --       --   (17.04)

IZ          International Fund (1/92; 1/92)         (29.52)      (2.58)      --      2.73     (29.52)    (2.58)      --     2.73

N           Managed Fund (4/86; 4/86)               (11.61)       5.62     7.64      9.04     (11.61)     5.62     7.64     9.04

MZ          NEW DIMENSIONS FUND(R) (5/96; 5/96)     (17.66)       8.67       --      9.58     (17.66)     8.67       --     9.58

JZ          Strategy Aggressive Fund (1/92; 1/92)   (33.70)       0.33       --      5.53     (33.70)     0.33       --     5.53

           ALLIANCE VP

SZ          Growth and Income Portfolio
              (Class B)(6/01; 1/91)(e)                  --          --       --     (7.78)(c)  (0.95)    13.30    13.61    12.59

           WELLS FARGO VT

TZ          Small Cap Growth Fund (6/01; 5/95)(f)       --          --       --     (7.55)(c) (25.26)    (2.87)      --     4.01



(a) Current applicable charges deducted from performance include a $30 annual administrative charge and a 1% annual mortality and expense fee. Premium taxes are reflected in these total returns.
(b) (Commencement date of the variable account; commencement date of the fund).
(c) Cumulative return (not annualized) since commencement date of the variable account.
(d) Cumulative return (not annualized) since commencement date of the variable fund.
(e) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

CUMULATIVE TOTAL RETURN


Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a variable account's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:          P = a hypothetical initial payment of $1,000
              ERV = Ending Redeemable Value of a hypothetical $1,000
                    payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire certificate value at the end of the one, five and ten year periods (or, if less, up to the life of the variable account). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the administrative charge and mortality and expense risk fee.

ANNUALIZED YIELD FOR A VARIABLE ACCOUNT INVESTING
IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD
For a variable account investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical variable account (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the variable account expenses accrued over the period;

(c) dividing this difference by the value of the variable account at the beginning of the period to obtain the base period return; and

(d)  raising the base period return TO THE POWER OF 365/7.


The variable account's value includes:

-  any declared dividends,
-  the value of any shares purchased with dividends paid during the period, and
-  any dividends declared for such shares.

It does not include:

-  the effect of any applicable surrender charge, or
-  any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:
Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in variable accounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the variable account's yield fluctuates. In comparing the yield of the variable account to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELDS BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



VARIABLE ACCOUNT        INVESTING IN:                                                 SIMPLE YIELD          COMPOUND YIELD
H                       AXP(R) Variable Portfolio - Cash Management Fund                  0.59%                  0.59%



ANNUALIZED YIELD FOR A VARIABLE ACCOUNT INVESTING IN AN INCOME FUND
For the variable accounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:


                 YIELD = 2[( a - b + 1)TO THE POWER OF 6 - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
              d = the maximum offering price per accumulation unit on the last day of the period

The variable account earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2001



VARIABLE ACCOUNT        INVESTING IN:                                                 YIELD
G                       AXP(R) Variable Portfolio - Bond Fund                          5.69%

LZ                      AXP(R) Variable Portfolio - Extra Income Fund                 11.20%

KZ                      AXP(R) Variable Portfolio - Global Bond Fund                   9.93%


The yield on the variable account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote variable account performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts

THE VARIABLE ACCOUNTS


We do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your certificate as of the valuation date, and deduct any applicable premium tax; then
- apply the result to the annuity table contained in the certificate or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your variable account is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by
-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and
-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.


THE FIXED ACCOUNT


We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your certificate.

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable accounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:




A.M. Best                                           www.ambest.com
Fitch                                               www.fitchratings.com
Moody's                                             www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2001: $41,792,624; 2000: $56,851,815; and 1999:
$21,517,281. IDS Life retains no underwriting commission from the sale of the contract.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

IDS LIFE EMPLOYEE BENEFIT ANNUITY
  IDS LIFE ACCOUNTS G, F, H, PZ, RZ, LZ, KZ, QZ, IZ, N, MZ, JZ, SZ, AND TZ






Report of Independent Auditors


THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY


We have audited the accompanying individual statements of assets and liabilities of IDS Life Accounts G, F, H, PZ, RZ, LZ, KZ, QZ, IZ, N, MZ, JZ, SZ and TZ - IDS Life Employee Benefit Annuity as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of IDS Life Accounts G, F, H, PZ, RZ, LZ, KZ, QZ, IZ, N, MZ, JZ, SZ and TZ - IDS Life Employee Benefit Annuity at December 31, 2001, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.





ERNST & YOUNG LLP




Minneapolis, Minnesota

March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES


                                                                          SEGREGATED ASSET ACCOUNTS
                                   -------------------------------------------------------------------------------------------------
DECEMBER 31, 2001                         G              F              H           PZ           RZ          LZ          KZ

ASSETS

Investments in shares of mutual
  funds and portfolios:
   at cost                          $1,150,576,559 $3,149,786,534 $267,776,432  $65,473,093 $18,409,581 $254,316,870 $63,252,080
                                   -------------------------------------------------------------------------------------------------
   at market value                  $1,075,750,915 $2,762,763,742 $267,762,972  $67,040,747 $19,515,094 $187,645,070 $59,401,595
Dividends receivable                     5,060,091             --      412,472           --          --    1,662,821     483,553
Accounts receivable from
  IDS Life for contract
  purchase payments                      2,527,546             --    2,788,379      220,342      28,915           --          --
Receivable from mutual funds
  and portfolios for share
  redemptions                                   --             --           --           --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                         1,083,338,552  2,762,763,742  270,963,823   67,261,089  19,544,009  189,307,891  59,885,148
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee          922,192      2,355,867      232,470       55,653      15,992      156,824      51,068
   Contract terminations                        --      1,061,619           --           --          --    5,681,192      52,428
Payable to mutual funds and
  portfolios for investments
  purchased                                     --             --           --           --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                          922,192      3,417,486      232,470       55,653      15,992    5,838,016     103,496
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period             1,075,527,973  2,745,142,246  270,232,844   67,193,046  19,507,807  181,575,761  59,334,393
Net assets applicable to contracts
  in payment period                      6,888,387     14,204,010      498,509       12,390      20,210    1,894,114     447,259
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                    $1,082,416,360 $2,759,346,256 $270,731,353  $67,205,436 $19,528,017 $183,469,875 $59,781,652
====================================================================================================================================
Accumulation units outstanding         182,067,761    335,309,736   94,451,209   70,702,878  19,769,616  165,801,112  51,831,205
====================================================================================================================================
Net asset value
  per accumulation unit             $         5.91 $         8.19 $       2.86  $      0.95 $      0.99 $       1.10 $      1.14
====================================================================================================================================

See accompanying notes to financial statements.

                                        9

                                                                        SEGREGATED ASSET ACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001(CONTINUED)             QZ           IZ             N              MZ            JZ            SZ          TZ
ASSETS

Investments in shares of mutual
  funds and portfolios:
   at cost                          $4,443,240 $1,373,866,400 $2,814,831,173 $1,751,243,664 $2,054,746,285 $71,977,105 $22,563,677
                                    ------------------------------------------------------------------------------------------------
   at market value                  $4,488,882 $  886,205,103 $2,900,667,942 $1,948,094,535 $1,305,128,768 $72,505,127 $23,973,178
Dividends receivable                        --             --             --             --             --          --          --
Accounts receivable from
  IDS Life for contract
  purchase payments                     16,585             --             --             --             --     173,984      45,596
Receivable from mutual funds
  and portfolios for
  share redemptions                         --             --             --             --             --      58,398      18,696
------------------------------------------------------------------------------------------------------------------------------------
Total assets                         4,505,467    886,205,103  2,900,667,942  1,948,094,535  1,305,128,768  72,737,509  24,037,470
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee        3,649        757,182      2,472,933      1,654,829      1,112,639      58,398      18,696
   Contract terminations                    --        513,083      1,407,076        165,343        373,964          --          --
Payable to mutual funds and
  portfolios for investments
  purchased                                 --             --             --             --             --     173,984      45,596
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                        3,649      1,270,265      3,880,009      1,820,172      1,486,603     232,382      64,292
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
  contracts in accumulation period   4,490,665    880,766,491  2,876,250,552  1,927,619,935  1,297,184,086  72,456,347  23,956,580
Net assets applicable to
  contracts in payment period           11,153      4,168,347     20,537,381     18,654,428      6,458,079      48,780      16,598
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                    $4,501,818 $  884,934,838 $2,896,787,933 $1,946,274,363 $1,303,642,165 $72,505,127 $23,973,178
====================================================================================================================================
Accumulation units outstanding       5,597,476    667,381,324    733,746,557  1,142,222,224    752,799,434  78,464,619  25,509,849
====================================================================================================================================
Net asset value
  per accumulation unit             $     0.80 $         1.32 $         3.92 $         1.69 $         1.72 $      0.92 $      0.94
====================================================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS


                                                                       SEGREGATED ASSET ACCOUNTS
                                 ---------------------------------------------------------------------------------------------------

PERIOD ENDED DECEMBER 31, 2001         G               F              H             PZ(1)        RZ(1)         LZ           KZ
INVESTMENT INCOME

Dividend income from mutual
  funds and portfolios           $   68,638,746  $    9,165,280  $  8,937,263  $    281,267  $        --  $ 21,484,895  $ 2,066,039
Variable account expenses            10,761,193      31,638,046     2,508,817       203,464       59,153     1,968,583      632,993
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net       57,877,553     (22,472,766)    6,428,446        77,803      (59,153)   19,516,312    1,433,046
====================================================================================================================================

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS-- NET

Realized gain (loss) on
  sales of investments in
  mutual funds and portfolios:
   Proceeds from sales               97,938,352     543,605,515   395,799,963    23,471,342    9,134,935    54,294,136   14,933,903
   Cost of investments sold         105,131,480     595,631,511   395,828,258    23,959,729    9,182,749    73,424,731   15,767,012
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
  on sales of investments            (7,193,128)    (52,025,996)      (28,295)     (488,387)     (47,814)  (19,130,595)    (833,109)
Distributions from capital gains             --              --            --            --           --            --           --
Net change in unrealized
  appreciation or depreciation
  of investments                     16,557,830    (661,369,678)       20,370     1,567,654    1,105,513     6,951,983     (422,489)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments        9,364,702    (713,395,674)       (7,925)    1,079,267    1,057,699   (12,178,612)  (1,255,598)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                     $   67,242,255  $ (735,868,440) $  6,420,521  $  1,157,070  $   998,546  $  7,337,700  $   177,448
====================================================================================================================================


(1) For the period June 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET ACCOUNTS
                                ----------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
  (CONTINUED)                         QZ(1)         IZ               N             MZ            JZ           SZ(1)       TZ(1)
INVESTMENT INCOME

Dividend income from
  mutual funds and portfolios     $        --  $  13,249,291  $  80,266,353  $   4,606,607  $   3,201,134  $  23,096  $       --
Variable account expenses              12,224     11,018,918     32,348,425     21,155,412     15,779,621    204,003      63,812
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net        (12,224)     2,230,373     47,917,928    (16,548,805)   (12,578,487)  (180,907)    (63,812)
====================================================================================================================================

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS-- NET

Realized gain (loss) on sales
  of investments in mutual
  funds and portfolios:
   Proceeds from sales              3,502,204    391,138,924    503,707,967    218,952,958    286,255,414        257     140,336
   Cost of investments sold         3,636,418    563,096,200    473,041,040    194,710,366    415,879,106        264     179,428
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments               (134,214)  (171,957,276)    30,666,927     24,242,592   (129,623,692)        (7)    (39,092)
Distributions from capital gains           --             --             --             --             --    150,101          --
Net change in unrealized
  appreciation or depreciation
  of investments                       45,642   (259,420,173)  (502,362,958)  (454,935,652)  (603,757,609)   528,022   1,409,501
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments        (88,572)  (431,377,449)  (471,696,031)  (430,693,060)  (733,381,301)   678,116   1,370,409
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                      $  (100,796) $(429,147,076) $(423,778,103) $(447,241,865) $(745,959,788) $ 497,209  $1,306,597
====================================================================================================================================


(1) For the period June 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         SEGREGATED ASSET ACCOUNTS
                                  --------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001            G              F              H          PZ(1)         RZ(1)         LZ            KZ
OPERATIONS

Investment income (loss)-- net    $   57,877,553  $  (22,472,766) $  6,428,446  $    77,803  $   (59,153) $ 19,516,312  $ 1,433,046
Net realized gain (loss) on
  sales of investments                (7,193,128)    (52,025,996)      (28,295)    (488,387)     (47,814)  (19,130,595)    (833,109)
Distributions from capital gains              --              --            --           --           --           --            --
Net change in unrealized
  appreciation or depreciation
  of investments                      16,557,830    (661,369,678)       20,370    1,567,654    1,105,513     6,951,983     (422,489)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    67,242,255    (735,868,440)    6,420,521    1,157,070      998,546     7,337,700     177,448
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments            13,932,049      49,450,975     6,445,322    1,059,575      281,846     1,876,968     564,903
Net transfers(2)                     100,184,600    (188,734,287)  105,370,261   66,723,834   19,265,428   5,671,670     1,872,400
Transfers for policy loans             1,467,108       5,923,372       659,342       34,301        9,759       114,379      46,902
Annuity payments                        (792,389)     (1,700,570)      (39,863)      (1,049)      (1,466)     (203,337)     (48,628)
Contract charges                        (773,262)     (2,738,585)     (153,002)     (13,631)      (3,672)     (100,365)     (30,774)
Contract terminations:
   Surrender benefits               (123,020,004)   (319,101,160)  (64,221,461)  (1,725,880)  (1,022,424)  (22,493,674)  (7,392,652)
   Death benefits                    (14,550,670)    (22,133,908)   (2,587,485)     (28,784)          --    (1,728,310)    (584,906)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                       (23,552,568)   (479,034,163)   45,473,114   66,048,366   18,529,471   (16,862,669)  (5,572,755)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year    1,038,726,673   3,974,248,859   218,837,718           --           --   192,994,844   65,176,959
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year         $1,082,416,360  $2,759,346,256  $270,731,353  $67,205,436  $19,528,017  $183,469,875  $59,781,652
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                            186,283,608     391,805,258    78,438,964           --           --   181,306,229   56,693,807
Contract purchase payments             2,420,344       5,728,356     2,278,781    1,143,855      306,091     1,716,142      497,334
Net transfers(2)                      17,093,544     (23,180,435)   37,115,921   71,422,138   20,541,777     4,907,495    1,636,696
Transfers for policy loans               254,334         690,687       232,915       38,041       10,967       104,864       41,151
Contract charges                        (134,805)       (321,128)      (54,507)     (14,963)      (4,020)      (92,345)     (27,183)
Contract terminations:
   Surrender benefits                (21,252,193)    (36,780,260)  (22,592,478)  (1,853,892)  (1,085,199)  (20,446,283)  (6,455,045)
   Death benefits                     (2,597,071)     (2,632,742)     (968,387)     (32,301)          --    (1,694,990)    (555,555)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     182,067,761     335,309,736    94,451,209   70,702,878   19,769,616   165,801,112   51,831,205
====================================================================================================================================


(1) For the period June 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET ACCOUNTS
                               -----------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
  (CONTINUED)                     QZ(1)           IZ              N              MZ               JZ           SZ(1)        TZ(1)
OPERATIONS

Investment income (loss)-- net $  (12,224) $    2,230,373  $   47,917,928  $  (16,548,805) $  (12,578,487) $  (180,907) $   (63,812)
Net realized gain (loss) on
  sales of investments           (134,214)   (171,957,276)     30,666,927      24,242,592    (129,623,692)          (7)     (39,092)
Distributions from capital
  gains                                --              --              --              --              --      150,101           --
Net change in unrealized
  appreciation or depreciation
  of investments                   45,642    (259,420,173)   (502,362,958)   (454,935,652)   (603,757,609)     528,022    1,409,501
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                     (100,796)   (429,147,076)   (423,778,103)   (447,241,865)   (745,959,788)     497,209    1,306,597
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments         87,420      23,089,552      45,772,762      50,388,008      33,661,051    1,049,034      356,379
Net transfers(2)                4,554,789    (105,875,672)   (127,480,649)     37,647,615     (73,704,648)  72,436,976   22,723,872
Transfers for policy loans          6,774       2,406,984       4,977,902       3,517,313       3,162,364       33,764       13,730
Annuity payments                   (1,072)       (545,153)     (2,400,230)     (2,168,264)       (859,373)      (4,919)        (552)
Contract charges                     (799)       (966,133)     (2,486,193)     (1,678,200)     (1,355,753)     (14,039)      (4,333)
Contract terminations:
   Surrender benefits             (44,498)   (121,691,498)   (333,013,727)   (215,107,797)   (165,322,883)  (1,439,397)    (422,515)
   Death benefits                      --      (6,769,489)    (28,951,199)    (10,576,172)     (8,670,415)     (53,501)          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions         4,602,614    (210,351,409)   (443,581,334)   (137,977,497)   (213,089,657)  72,007,918   22,666,581
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                                 --   1,524,433,323   3,764,147,370   2,531,493,725   2,262,691,610           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year      $4,501,818  $  884,934,838  $2,896,787,933  $1,946,274,363  $1,303,642,165  $72,505,127  $23,973,178
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                              --     812,274,606     844,645,189   1,226,805,533     868,637,442           --           --
Contract purchase payments        107,145      15,624,284      11,309,553      28,633,727      17,583,774      836,400      410,111
Net transfers(2)                5,537,594     (74,923,213)    (33,556,637)     13,937,749     (44,427,383)  79,228,837   25,574,012
Transfers for policy loans          9,037       1,643,689       1,233,725       2,008,716       1,673,104       37,713       16,868
Contract charges                   (1,016)       (664,272)       (620,850)       (967,332)       (719,170)     (15,667)      (5,106)
Contract terminations:
   Surrender benefits             (55,284)    (81,902,376)    (81,863,906)   (121,999,479)    (85,398,782)  (1,564,089)    (486,036)
   Death benefits                      --      (4,671,394)     (7,400,517)     (6,196,690)     (4,549,551)     (58,575)          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
  of year                       5,597,476     667,381,324     733,746,557   1,142,222,224     752,799,434   78,464,619   25,509,849
====================================================================================================================================


(1) For the period June 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   SEGREGATED ASSET ACCOUNTS
                                         ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                    G               F              H             LZ             KZ
OPERATIONS

Investment income (loss)-- net           $   66,936,212  $   404,729,079  $  11,924,497  $ 21,599,537  $  1,195,597
 $   736,116,329

Net realized gain (loss) on investments     (31,149,976)     228,482,793         76,804   (13,468,449)   (1,567,804)
Net change in unrealized appreciation
  or depreciation of investments              8,471,966   (1,560,109,622)       (32,533)  (31,575,375)    1,518,556
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  44,258,202     (926,897,750)    11,968,768   (23,444,287)    1,146,349
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                   17,151,269       67,216,228      9,384,970     2,918,249       805,429
Net transfers(1)                           (122,452,011)    (129,581,003)   (58,278,574)  (10,945,549)   (5,741,083)
Transfers for policy loans                    1,737,827        6,820,097        442,992       142,827        49,884
Annuity payments                               (703,108)      (2,273,694)       (94,005)     (205,152)      (50,831)
Contract charges                               (738,147)      (3,235,499)      (143,865)      (96,540)      (28,314)
Contract terminations:
   Surrender benefits                      (161,471,538)    (589,184,254)   (86,596,160)  (32,069,025)   (9,587,667)
   Death benefits                           (13,545,970)     (29,830,912)    (2,697,152)   (1,926,313)     (605,050)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                             (280,021,678)    (680,069,037)  (137,981,794)  (42,181,503)  (15,157,632)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           1,274,490,149    5,581,215,646    344,850,744   258,620,634    79,188,242
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $1,038,726,673  $ 3,974,248,859  $ 218,837,718  $192,994,844  $ 65,176,959
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year      238,818,203      449,947,982    129,560,547   218,583,454    70,499,453
Contract purchase payments                    3,221,620        5,779,262      3,463,578     2,580,115       736,054
Net transfers(1)                            (23,047,317)     (11,056,749)   (21,709,784)   (9,688,310)   (5,222,663)
Transfers for policy loans                      325,771          586,854        163,072       126,793        45,679
Contract charges                               (139,120)        (280,081)       (53,669)      (85,804)      (25,964)
Contract terminations:
   Surrender benefits                       (30,307,185)     (50,555,857)   (31,983,791)  (28,471,624)   (8,783,396)
   Death benefits                            (2,588,364)      (2,616,153)    (1,000,989)   (1,738,395)     (555,356)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            186,283,608      391,805,258     78,438,964   181,306,229    56,693,807
=======================================================================================================================

                                                            SEGREGATED ASSET ACCOUNTS
                                         -------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2000                   IZ               N               MZ              JZ
OPERATIONS

Investment income (loss)-- net           $  296,293,772  $  295,859,725  $  161,134,299  $   736,116,329
Net realized gain (loss) on investments      72,440,762     194,924,090      41,855,905      130,303,876
Net change in unrealized appreciation
  or depreciation of investments           (923,356,241)   (613,762,842)   (483,987,828)  (1,422,308,376)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                (554,621,707)   (122,979,027)   (280,997,624)    (555,888,171)
============================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                   33,825,058      62,207,505      67,206,032       46,586,509
Net transfers(1)                             27,740,013    (156,409,538)    410,087,163      145,251,916
Transfers for policy loans                    2,947,086       5,184,859       3,318,140        3,220,088
Annuity payments                               (726,233)     (3,003,139)     (2,644,700)      (1,178,159)
Contract charges                             (1,180,002)     (2,625,912)     (1,647,848)      (1,731,602)
Contract terminations:
   Surrender benefits                      (238,970,371)   (521,000,349)   (371,268,229)    (368,641,642)
   Death benefits                           (11,365,219)    (34,191,832)    (12,133,023)     (14,848,708)
------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                             (187,729,668)   (649,838,406)     92,917,535     (191,341,598)
------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           2,266,784,698   4,536,964,803   2,719,573,814    3,009,921,379
------------------------------------------------------------------------------------------------------------
Net assets at end of year                $1,524,433,323  $3,764,147,370  $2,531,493,725  $ 2,262,691,610
============================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year      898,714,868     986,012,926   1,188,479,994      927,190,210
Contract purchase payments                   15,422,478      13,529,058      29,459,566       14,293,370
Net transfers(1)                             11,712,428     (33,938,525)    178,837,010       42,752,517
Transfers for policy loans                    1,361,724       1,127,753       1,450,699          996,717
Contract charges                               (544,491)       (574,120)       (727,924)        (533,278)
Contract terminations:
   Surrender benefits                      (109,058,250)   (113,927,208)   (165,173,368)    (111,503,545)
   Death benefits                            (5,334,151)     (7,584,695)     (5,520,444)      (4,558,549)
------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            812,274,606     844,645,189   1,226,805,533      868,637,442
============================================================================================================



(1) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life's fixed account.


See accompanying notes to financial statements.

Notes to Financial Statements

1. ORGANIZATION

IDS Life Accounts G, F, H, PZ, RZ, LZ, KZ, QZ, IZ, N, MZ, JZ, SZ and TZ (collectively, the Accounts) were established as segregated asset accounts of IDS Life Insurance Company (IDS Life) under Minnesota law and are registered collectively as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Accounts G, F and H were established on May 13, 1981 and commenced operations on Oct. 13, 1981. Account N was established on April 17, 1985 and commenced operations on April 30, 1986. Accounts IZ and JZ were established on Sept. 20, 1991 and commenced operations on Jan. 13, 1992. Accounts LZ, KZ and MZ were established on April 2, 1996 and commenced operations on April 30, 1996. Accounts PZ, RZ, QZ, SZ and TZ were established on March 30, 2001 and commenced operations on June 1, 2001.

Each Account invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, (non-diversified for AXP(R) Variable Portfolio Global Bond Fund) open-end management investment companies and have the following investment managers.


ACCOUNT                      INVESTS EXCLUSIVELY IN SHARES OF                                INVESTMENT MANAGER
-------                      --------------------------------                                ------------------
G                            AXP(R) Variable Portfolio - Bond Fund                           IDS Life Insurance Company(1)
F                            AXP(R) Variable Portfolio - Capital Resource Fund               IDS Life Insurance Company(1)
H                            AXP(R) Variable Portfolio - Cash Management Fund                IDS Life Insurance Company(1)
PZ                           AXP(R) Variable Portfolio - Diversified Equity Income Fund      IDS Life Insurance Company(1)
RZ                           AXP(R) Variable Portfolio - Equity Select Fund                  IDS Life Insurance Company(1)
LZ                           AXP(R) Variable Portfolio - Extra Income Fund                   IDS Life Insurance Company(1)
KZ                           AXP(R) Variable Portfolio - Global Bond Fund                    IDS Life Insurance Company(1)
QZ                           AXP(R) Variable Portfolio - Growth Fund                         IDS Life Insurance Company(1)
IZ                           AXP(R) Variable Portfolio - International Fund                  IDS Life Insurance Company(2)
N                            AXP(R) Variable Portfolio - Managed Fund                        IDS Life Insurance Company(1)
MZ                           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              IDS Life Insurance Company(1)
JZ                           AXP(R) Variable Portfolio - Strategy Aggressive Fund            IDS Life Insurance Company(1)
SZ                           Alliance VP - Growth and Income Portfolio (Class B)             Alliance Capital Management, L.P.
TZ                           Wells Fargo VT - Small Cap Growth Fund                          Wells Fargo Management, LLC(3)


(1) American Express Financial Corporation (AEFC) is the investment adviser.


(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.


(3) Wells Capital Management Incorporated is the sub-adviser.

The assets of each Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the Accounts on the ex-dividend date.



Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
IDS Life is taxed as a life insurance company. The Accounts are treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Accounts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each Account.

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $20 to $500 per year depending upon the product selected. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER (WITHDRAWAL) CHARGES

IDS Life will use a surrender (withdrawal) charge to help it recover certain expenses related to the sale of the annuity. A surrender (withdrawal) charge of up to 8% may be deducted for surrenders (withdrawals) up to the first eleven payment years following a purchase payment as depicted in the surrender (withdrawal) charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,059,480 in 2001 and $18,285,051 in 2000. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                            PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                           0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                               0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                                  0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                   0.620% to 0.545%
AXP(R) Variable Portfolio - Global Bond Fund                                    0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                         0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                  0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                        0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                            0.650% to 0.575%
-----------------------------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                            PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                           0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                               0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                                  0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                   0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                    0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                         0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                  0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                            0.060% to 0.035%
-----------------------------------------------------------------------------------------------------


The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT IN SHARES

The Accounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:


ACCOUNT                 INVESTMENT                                                            SHARES             NAV
--------------------------------------------------------------------------------------------------------------------------
G                       AXP(R) Variable Portfolio - Bond Fund                               102,774,078         $10.47
F                       AXP(R) Variable Portfolio - Capital Resource Fund                   127,366,799          21.69
H                       AXP(R) Variable Portfolio - Cash Management Fund                    267,859,141           1.00
PZ                      AXP(R) Variable Portfolio - Diversified Equity Income Fund            6,636,453          10.10
RZ                      AXP(R) Variable Portfolio - Equity Select Fund                        1,920,662          10.16
LZ                      AXP(R) Variable Portfolio - Extra Income Fund                        28,551,507           6.57
KZ                      AXP(R) Variable Portfolio - Global Bond Fund                          6,223,093           9.55
QZ                      AXP(R) Variable Portfolio - Growth Fund                                 689,747           6.51
IZ                      AXP(R) Variable Portfolio - International Fund                      109,427,870           8.10
N                       AXP(R) Variable Portfolio - Managed Fund                            188,116,057          15.42
MZ                      AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                  121,996,328          15.97
JZ                      AXP(R) Variable Portfolio - Strategy Aggressive Fund                156,407,293           8.34
SZ                      Alliance VP - Growth and Income Portfolio (Class B)                   3,291,200          22.03
TZ                      Well Fargo VT - Small Cap Growth Fund                                 3,053,908           7.85
--------------------------------------------------------------------------------------------------------------------------


8. INVESTMENT TRANSACTIONS


The Accounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:



ACCOUNT                 INVESTMENT                                                                         PURCHASES
--------------------------------------------------------------------------------------------------------------------------
G                       AXP(R) Variable Portfolio - Bond Fund                                             $130,309,433
F                       AXP(R) Variable Portfolio - Capital Resource Fund                                   38,017,179
H                       AXP(R) Variable Portfolio - Cash Management Fund                                   455,444,161
PZ(1)                   AXP(R) Variable Portfolio - Diversified Equity Income Fund                          89,432,822
RZ(1)                   AXP(R) Variable Portfolio - Equity Select Fund                                      27,592,330
LZ                      AXP(R) Variable Portfolio - Extra Income Fund                                       62,509,312
KZ                      AXP(R) Variable Portfolio - Global Bond Fund                                        10,350,720
QZ(1)                   AXP(R) Variable Portfolio - Growth Fund                                              8,079,658
IZ                      AXP(R) Variable Portfolio - International Fund                                     182,456,562
N                       AXP(R) Variable Portfolio - Managed Fund                                           107,609,042
MZ                      AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  61,115,100
JZ                      AXP(R) Variable Portfolio - Strategy Aggressive Fund                                55,679,570
SZ(1)                   Alliance VP - Growth and Income Portfolio (Class B)                                 71,977,369
TZ(1)                   Well Fargo VT - Small Cap Growth Fund                                               22,743,105
--------------------------------------------------------------------------------------------------------------------------


(1) Operations commenced on June 1, 2001.

9. FINANCIAL HIGHLIGHTS


The table below shows certain financial information regarding the Accounts.



                                                  G          F            H           PZ(1)        RZ(1)        LZ        KZ
                                             ---------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                      $     5.54  $    10.10     $   2.79      $    --      $    --    $   1.05   $  1.14
------------------------------------------------------------------------------------------------------------------------------------
 AT DEC. 31, 2001
Accumulation unit value                      $     5.91  $     8.19     $   2.86      $  0.95      $  0.99    $   1.10   $  1.14
Units (000s)                                    182,068     335,310       94,451       70,703       19,770     165,801    51,831
Net assets (000s)                            $1,082,416  $2,759,346     $270,731      $67,205      $19,528    $183,470   $59,782
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001

Investment income ratio(2)                         6.44%       0.29%        3.58%        0.47%          --%      11.00%     3.28%
Expense ratio(3)                                   1.00%       1.00%        1.00%        1.00%        1.00%       1.00%     1.00%
Total return(4)                                    6.68%     (18.91)%       2.51%       (5.00)%      (1.00)%      4.76%     0.00%
------------------------------------------------------------------------------------------------------------------------------------



                                                QZ(1)        IZ            N           MZ           JZ          SZ(1)     TZ(1)
                                             ---------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                      $       --  $     1.87   $     4.43   $     2.05   $      2.59   $     --   $    --
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                      $     0.80  $     1.32   $     3.92   $     1.69   $      1.72   $   0.92   $  0.94
Units (000s)                                      5,597     667,381      733,747    1,142,222       752,799     78,465    25,510
Net assets (000s)                            $    4,502  $  884,935   $2,896,788   $1,946,274   $ 1,303,642   $ 72,505   $23,973
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001

Investment income ratio(2)                           --%       1.20%        2.49%        0.22%         0.20%      0.04%       --%
Expense ratio(3)                                   1.00%       1.00%        1.00%        1.00%         1.00%      1.00%     1.00%
Total return(4)                                  (20.00)%    (29.41)%     (11.51%)     (17.56)%      (33.59)%    (8.00)%   (6.00)%
------------------------------------------------------------------------------------------------------------------------------------


(1) Operations commenced on June 1, 2001.


(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Accounts invest.


(3) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

IDS Life Insurance Company
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                      2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $6,471,798)                          $        --   $ 6,463,613
      Available-for-sale, at fair value (amortized cost: 2001, $20,022,072; 2000, $12,929,870)     20,157,137    12,399,990
   Common stocks                                                                                        1,704        10,333
   Mortgage loans on real estate                                                                    3,680,394     3,738,091
   Policy loans                                                                                       619,571       618,973
   Other investments                                                                                  621,897       575,551
                                                                                                      -------       -------
      Total investments                                                                            25,080,703    23,806,551
Cash and cash equivalents                                                                           1,150,251       316,974
Amounts recoverable from reinsurers                                                                   529,166       416,480
Amounts due from brokers                                                                               90,794        15,302
Other accounts receivable                                                                              46,349        42,324
Accrued investment income                                                                             278,199       334,928
Deferred policy acquisition costs                                                                   3,107,187     2,951,655
Deferred income taxes, net                                                                            156,308       136,588
Other assets                                                                                          123,246        80,054
Separate account assets                                                                            27,333,697    32,349,347
                                                                                                   ----------    ----------
Total assets                                                                                      $57,895,900   $60,450,203
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $19,592,273   $19,417,446
      Universal life-type insurance                                                                 3,433,904     3,410,871
      Traditional life insurance                                                                      241,165       232,913
      Disability income and long-term care insurance                                                1,227,172     1,012,247
   Policy claims and other policyholders' funds                                                        71,879        52,067
   Amounts due to brokers                                                                           1,740,031       446,347
   Other liabilities                                                                                  437,017       463,561
   Separate account liabilities                                                                    27,333,697    32,349,347
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,077,138    57,384,799
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                         688,327       288,327
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains (losses)                                                         85,549      (333,734)
      Net unrealized derivative (losses)                                                                 (774)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive income (loss)                                           84,775      (333,734)
                                                                                                   ----------    ----------
   Retained earnings                                                                                3,042,660     3,107,811
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                 3,818,762     3,065,404
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                        $57,895,900   $60,450,203
                                                                                                  ===========   ===========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                 2001          2000           1999
Revenues
Premiums:
   Traditional life insurance                                                       $   59,415     $   56,187   $    53,790
   Disability income and long-term care insurance                                      255,428        231,311       201,637
                                                                                       -------        -------       -------
      Total premiums                                                                   314,843        287,498       255,427
Net investment income                                                                1,485,688      1,730,605     1,919,573
Contractholder charges                                                                 489,583        438,127       411,994
Management and other fees                                                              473,406        598,168       473,108
Net realized (loss) gain on investments                                               (649,752)       (16,975)       26,608
                                                                                      --------        -------        ------
      Total revenues                                                                 2,113,768      3,037,423     3,086,710
                                                                                     ---------      ---------     ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                           35,519         29,042        29,819
   Universal life-type insurance and investment contracts                              175,247        131,467       118,561
   Disability income and long-term care insurance                                       44,725         40,246        30,622
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                            7,231          5,765         7,311
   Disability income and long-term care insurance                                      123,227        113,239        87,620
Interest credited on universal life-type insurance and investment contracts          1,137,636      1,169,641     1,240,575
Amortization of deferred policy acquisition costs                                      371,342        362,106       321,036
Other insurance and operating expenses                                                 407,798        378,653       346,849
                                                                                       -------        -------       -------
      Total benefits and expenses                                                    2,302,725      2,230,159     2,182,393
                                                                                     ---------      ---------     ---------
(Loss) income before income tax (benefit) expense a
   nd cumulative effect of accounting change                                          (188,957)       807,264       904,317
Income tax (benefit) expense                                                          (145,222)       221,627       267,864
                                                                                      --------        -------       -------
(Loss) income before cumulative effect of accounting change                            (43,735)       585,637       636,453
Cumulative effect of accounting change (net of income tax benefit of $11,532)          (21,416)            --            --
                                                                                      --------        -------       -------
Net (loss) income                                                                   $  (65,151)    $  585,637    $  636,453
                                                                                    ----------     ----------    ----------

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),   Retained     stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax     earnings        equity
Balance, January 1, 1999                                   $3,000       $288,327     $ 169,584     $2,645,721    $3,106,632
Comprehensive income:
   Net income                                                  --             --            --        636,453       636,453
   Unrealized holding losses arising
      during the year, net of deferred
      policy acquisition costs of $28,444
      and income taxes of $304,936                             --             --      (566,311)            --      (566,311)
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $7,810                              --             --       (14,503)            --       (14,503)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive loss                                    --             --      (580,814)            --      (580,814)
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                              55,639
Cash dividends                                                 --             --            --       (350,000)     (350,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 1999                                  3,000        288,327      (411,230)     2,932,174     2,812,271
Comprehensive income:
   Net income                                                  --             --            --        585,637       585,637
   Unrealized holding gains arising
      during the year, net of deferred
      policy acquisition costs of ($5,154)
      and income taxes of ($46,921)                            --             --        87,138             --        87,138
   Reclassification adjustment for gains
      included in net income,
      net of income tax of $5,192                              --             --        (9,642)            --        (9,642)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --        77,496             --        77,496
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             663,133
Cash dividends                                                 --             --            --       (410,000)     (410,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 2000                                  3,000        288,327      (333,734)     3,107,811     3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $626                        --             --        (1,162)            --        (1,162)
   Unrealized holding losses on
      available-for-sale securities arising
      during the year, net of deferred
      policy acquisition costs of ($20,191)
      and income taxes of $15,037                              --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of
      income tax benefit of $228,003                           --             --       423,434             --       423,434
   Reclassification adjustment for losses on
      derivatives included in net loss,
      net of income tax benefit of $4,038                      --             --         7,499             --         7,499
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --       418,509             --       418,509
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             353,358
Capital contribution                                           --        400,000            --             --       400,000
                                                           ------       --------     ---------     ----------    ----------
Balance, December 31, 2001                                 $3,000       $688,327     $  84,775     $3,042,660    $3,818,762
                                                           ======       ========     =========     ==========    ==========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)
                                                                                        2001           2000           1999
Cash flows from operating activities
Net (loss) income                                                                  $   (65,151)   $   585,637   $   636,453
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                   21,416             --            --
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (43,687)       (61,313)      (56,153)
      Repayment                                                                         54,004         56,088        54,105
   Change in amounts recoverable from reinsurers                                      (112,686)       (89,312)      (64,908)
   Change in other accounts receivable                                                  (4,025)         6,254          (615)
   Change in accrued investment income                                                  56,729          8,521        23,125
   Change in deferred policy acquisition costs, net                                   (175,723)      (291,634)     (140,379)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   223,177        206,377       153,157
   Change in policy claims and other policyholder's funds                               19,812         27,467       (45,709)
   Deferred income tax (benefit) provision                                            (246,205)        37,704        79,796
   Change in other liabilities                                                         (24,509)      (120,256)      169,395
   Amortization of premium (accretion of discount), net                                108,958         37,909       (17,907)
   Net realized loss (gain) on investments                                             649,752         16,975       (26,608)
   Contractholder charges, non-cash                                                   (217,496)      (151,745)     (175,059)
   Other, net                                                                          (83,023)        (9,279)       (5,324)
                                                                                       -------         ------        ------
      Net cash provided by operating activities                                        161,343        259,393       583,369
                                                                                       -------        -------       -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)       (3,030)
   Maturities, sinking fund payments and calls                                              --        589,742       741,949
   Sales                                                                                    --         50,067        66,547
Available-for-sale securities:
   Purchases                                                                        (9,477,740)    (1,454,010)   (3,433,128)
   Maturities, sinking fund payments and calls                                       2,706,147      1,019,403     1,442,507
   Sales                                                                             5,493,141      1,237,116     1,691,389
Other investments, excluding policy loans:
   Purchases                                                                          (442,876)      (706,082)     (657,383)
   Sales                                                                               370,636        435,633       406,684
Change in amounts due from brokers                                                     (75,492)       (15,157)          182
Change in amounts due to brokers                                                     1,293,684        298,236       (47,294)
                                                                                     ---------        -------       -------
      Net cash (used in) provided by investing activities                             (132,500)     1,450,461       208,423
                                                                                      --------      ---------       -------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           2,088,114      1,842,026     2,031,630
   Surrenders and other benefits                                                    (2,810,401)    (3,974,966)   (3,669,759)
   Interest credited to account balances                                             1,137,636      1,169,641     1,240,575
Universal life-type insurance policy loans:
   Issuance                                                                            (83,720)      (134,107)     (102,239)
   Repayment                                                                            72,805         82,193        67,881
Capital contribution                                                                   400,000             --            --
Dividends paid                                                                              --       (410,000)     (350,000)
                                                                                      --------      ---------       -------
      Net cash provided by (used in) financing activities                              804,434     (1,425,213)     (781,912)
                                                                                      --------      ---------       -------
Net increase in cash and cash equivalents                                              833,277        284,641         9,880
Cash and cash equivalents at beginning of year                                         316,974         32,333        22,453
                                                                                      --------      ---------       -------
Cash and cash equivalents at end of year                                           $ 1,150,251   $    316,974 $      32,333
                                                                                   ===========   ============ =============
Supplemental disclosures:
   Income taxes paid                                                             $          --   $    225,704  $    214,940
   Interest on borrowings                                                               23,688          3,299         4,521

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

IDS Life Insurance Company
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The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.
Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using the interest method. The costs for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $33,600 in 2001 and net decreases in amortization of $12,300 in 2000 and $56,800 in 1999.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1997 and 1998 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

IDS Life Insurance Company
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Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain high-yield investments contained in structured securities. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, upon adoption. See Note 2 for further discussion.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

IDS Life Insurance Company
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SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
                                                                         cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    31,074      $  2,190       $     56   $    33,208
   State and municipal obligations                                         7,826           149             --         7,975
   Corporate bonds and obligations                                    11,658,888       276,332        218,365    11,716,855
   Mortgage-backed securities                                          8,292,576       103,109         32,801     8,362,884
   Foreign government bonds and obligations                               31,708         4,507             --        36,215
                                                                     -----------      --------       --------   -----------
Total fixed maturity securities                                      $20,022,072      $386,287       $251,222   $20,157,137
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $       805      $    899       $     --   $     1,704
                                                                     ===========      ========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31,
2001 by contractual maturity are as follows:
                                                                                                     Amortized       Fair
                                                                                                       cost          value
Due within one year                                                                               $ 1,093,557   $ 1,114,618
Due from one to five years                                                                          2,885,509     3,007,435
Due from five to ten years                                                                          5,503,284     5,519,588
Due in more than ten years                                                                          2,247,146     2,152,612
Mortgage-backed securities                                                                          8,292,576     8,362,884
                                                                                                    ---------     ---------
   Total                                                                                          $20,022,072   $20,157,137
                                                                                                  ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:
                                                                                         Gross          Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                          cost           gains         losses         value
U.S. Government agency obligations                                    $   38,302      $  3,455       $     80    $   41,677
State and municipal obligations                                            7,678            16             --         7,694
Corporate bonds and obligations                                        5,248,517       111,466        114,330     5,245,653
Mortgage-backed securities                                             1,169,116         9,130          1,472     1,176,774
                                                                       ---------         -----          -----     ---------
   Total fixed maturity securities                                    $6,463,613      $124,067       $115,882    $6,471,798
                                                                      ==========      ========       ========    ==========

                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                       cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    96,408      $  6,134       $    268   $   102,274
   State and municipal obligations                                        12,848           247             --        13,095
   Corporate bonds and obligations                                     7,586,423       123,691        693,303     7,016,811
   Mortgage-backed securities                                          5,234,191        57,697         24,078     5,267,810
Total fixed maturity securities                                      $12,929,870      $187,769       $717,649   $12,399,990
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $    11,829      $     --       $  1,496   $    10,333
                                                                     ===========      ========       ========   ===========

At December 31, 2001, bonds carried at $14,639 were on deposit with various states as required by law.

IDS Life Insurance Company
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At December 31, 2001, fixed maturity securities comprised approximately 80 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $2.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2001          2000
Aaa/AAA                                                $ 8,977,075   $ 6,559,188
Aaa/AA                                                          --        32,001
Aa/AA                                                      261,252       220,446
Aa/A                                                       372,120       327,147
A/A                                                      2,602,027     2,494,621
A/BBB                                                      911,477       747,636
Baa/BBB                                                  5,904,013     5,828,847
Baa/BB                                                     274,228       287,583
Below investment grade                                     719,880     2,896,014
                                                           -------     ---------
Total                                                  $20,022,072   $19,393,483
                                                       ===========   ===========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $53,169 and $68,470, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,485 and $767,144, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Available-for-sale securities were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $135,964 and ($531,376), respectively, with the $667,340 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $122,196. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $921,920.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $623,958 of these losses are included in Net realized (losses) gains on investments and approximately $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $89,535. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Included in Other investments are affordable housing investment credits, trading securities, and real estate.

Fair values of investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
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Mortgages loans on real estate
At December 31, 2001, approximately 15 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Region                                                                    sheet       commitments      sheet        commitments
East North Central                                                    $  670,387       $ 1,873     $  691,694       $18,868
West North Central                                                       549,015            --        564,576         7,621
South Atlantic                                                           815,837         9,490        884,723         7,667
Middle Atlantic                                                          352,821         9,363        378,702        13,813
New England                                                              274,486         8,700        279,147         4,604
Pacific                                                                  355,945        14,618        318,727           921
West South Central                                                       214,000           600        173,158        28,548
East South Central                                                        55,798            --         49,176         2,763
Mountain                                                                 413,053            27        409,677        10,209
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Property type                                                             sheet       commitments      sheet        commitments
Department/retail stores                                              $1,117,195       $13,200     $1,174,763       $11,130
Apartments                                                               694,214        11,531        780,228            --
Office buildings                                                       1,203,090         7,650      1,085,948        59,941
Industrial buildings                                                     333,713         2,263        323,766        23,943
Hotels/motels                                                            108,019            --        100,680            --
Medical buildings                                                        106,927         6,000        128,101            --
Nursing/retirement homes                                                  39,590            --         49,822            --
Mixed use                                                                 86,972            27         87,537            --
Other                                                                     11,622         4,000         18,735            --
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $39,601, $24,999 and $21,375, respectively, with reserves of $7,225, $4,350 and $5,750, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $24,498, $27,063 and $23,815, respectively.

The Company recognized $1,285, $1,033 and $1,190 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserves for mortgage loan losses:

                                                                                         2001           2000           1999
Balance, January 1                                                                     $11,489       $ 28,283       $39,795
Provision (reduction) for mortgage loan losses                                          14,959        (14,894)       (9,512)
Loan payoffs                                                                                --         (1,200)         (500)
Foreclosures and write-offs                                                             (5,500)          (700)       (1,500)
                                                                                        ------           ----        ------
Balance, December 31                                                                   $20,948       $ 11,489       $28,283
                                                                                       =======       ========       =======

IDS Life Insurance Company
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Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:
                                                                                        2001           2000           1999
Interest on fixed maturities                                                        $1,276,966     $1,473,560    $1,598,059
Interest on mortgage loans                                                             290,608        286,611       285,921
Interest on cash equivalents                                                             2,218          8,084         5,871
Other                                                                                  (44,145)         1,750        70,892
                                                                                       -------          -----        ------
                                                                                     1,525,647      1,770,005     1,960,743
Less investment expenses                                                                39,959         39,400        41,170
                                                                                        ------         ------        ------
Total                                                                               $1,485,688     $1,730,605    $1,919,573
                                                                                    ==========     ==========    ==========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:
                                                                                         2001           2000           1999
Fixed maturities                                                                     $(621,400)      $(34,857)     $  8,802
Mortgage loans                                                                         (22,443)        15,845        10,210
Other investments                                                                       (5,909)         2,037         7,596
                                                                                        ------          -----         -----
                                                                                     $(649,752)      $(16,975)      $26,608
                                                                                     =========       ========       =======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:
                                                                                         2001           2000          1999
Federal income taxes
   Current                                                                           $  88,121       $176,397      $178,444
   Deferred                                                                           (234,673)        37,704        79,796
                                                                                      --------         ------        ------
                                                                                      (146,552)       214,101       258,240
State income taxes-current                                                               1,330          7,526         9,624
                                                                                         -----          -----         -----
Income tax (benefit) expense before cumulative effect of accounting change            (145,222)       221,627       267,864
Cumulative effect of accounting change income tax benefit                              (11,532)            --            --
                                                                                         -----          -----         -----
Income tax (benefit) expense                                                         $(156,754)      $221,627      $267,864
                                                                                     =========       ========      ========

Income tax (benefit) expense before the cumulative effect of accounting change, differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate            Provision    Rate            Provision    Rate
Federal income taxes
      based on the statutory rate          $ (66,136)     (35.0%)        $282,542        35.0%         $316,511       35.0%
Tax-excluded interest and dividend income     (4,663)      (2.5)           (3,788)       (0.5)           (9,626)      (1.1)
State taxes, net of federal benefit              865        0.4             4,892         0.6             6,256        0.7
Affordable housing credits                   (73,200)     (38.7)          (54,569)       (6.8)          (31,000)      (3.4)
Other, net                                    (2,088)      (1.1)           (7,450)       (0.8)          (14,277)      (1.6)
                                              ------       ----            ------        ----           -------       ----
Total income taxes                         $(145,222)     (76.9%)        $221,627        27.5%         $267,864       29.6%
                                           =========      =====          ========        ====          ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
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Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                                                                       2001           2000
Deferred income tax assets
   Policy reserves                                                                                 $  705,637      $730,239
   Unrealized loss -- available-for-sale securities                                                        --       179,702
   Investments, other                                                                                 330,675        34,600
   Life insurance guaranty fund assessment reserve                                                      1,330         1,365
   Other                                                                                               26,492            --
                                                                                                    ---------       -------
Total deferred income tax assets                                                                    1,064,134       945,906
                                                                                                    ---------       -------
Deferred income tax liabilities
   Deferred policy acquisition costs                                                                  861,892       796,292
   Unrealized gain -- available-for-sale securities                                                    45,934            --
   Other                                                                                                   --        13,026
                                                                                                    ---------       -------
Total deferred income tax liabilities                                                                 907,826       809,318
                                                                                                    ---------       -------
Net deferred income tax assets                                                                     $  156,308      $136,588
                                                                                                   ==========      ========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,262,335 as of December 31, 2001 and $1,493,292 as of December 31, 2000 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2002 in excess of approximately $194,435 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2001           2000          1999
Statutory net (loss) income           $ (317,973)    $  344,973    $  478,173
Statutory capital and surplus          1,947,350      1,778,306     1,978,406
                                       ---------      ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $4,660 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2001 and 2000. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2001, 2000 and 1999.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $263, $250 and $223 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $662, $1,707 and $1,906, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2001, 2000 and 1999 was $1,011, $1,136 and $1,147, respectively.

IDS Life Insurance Company
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Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $505,526, $582,836 and $485,177 for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $68,919 and $41,059, respectively, payable to and receivable from AEFC for federal income taxes.

6. LINES OF CREDIT
The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil and $50,000 uncommitted at December 31, 2001 and 2000, respectively.

7. COMMITMENTS AND CONTINGENCIES
At December 31, 2001, 2000 and 1999, traditional life and universal life-type insurance in force aggregated $108,255,014, $98,060,472 and $89,271,957 respectively, of which $25,986,706, $17,429,851 and $8,281,576 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $114,534, $89,506 and $76,970 and reinsurance recovered from reinsurers amounted to $43,388, $32,500, and $27,816 for the years ended December 31, 2001, 2000 and 1999, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2001, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2001. The interest rate caps expire by January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The annuity products contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates from 2002 to 2008.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchanged traded, exposing the Company to no counterparty risk. The futures contracts mature within four months.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2001 related to this strategy.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                       $        --   $        --    $ 6,463,613   $ 6,471,798
   Available-for-sale securities                                      20,157,137    20,157,137     12,399,990    12,399,990
Common stocks                                                              1,704         1,704         10,333        10,333
Mortgage loans on real estate                                          3,680,394     3,845,950      3,738,091     3,821,825
Cash and cash equivalents                                              1,150,251     1,150,251        316,974       316,974
Other securities                                                          75,721        75,721          1,130         1,130
Derivative financial instruments                                          34,477        34,477         50,387        60,615
Separate account assets                                               27,333,697    27,333,697     32,349,347    32,349,347
                                                                      ----------    ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities                           $18,139,462   $17,671,777    $18,020,824   $17,479,187
Derivative financial instruments                                           2,506         2,506          3,098         6,069
Separate account liabilities                                          24,280,092    23,716,854     28,791,949    27,822,667
                                                                      ----------    ----------     ----------    ----------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,368,254 and $1,300,018, respectively, and policy loans of $84,557 and $96,603, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,053,605 and $3,557,398, respectively.

                                                                S-6157-20T(5/02)

PART C.
------

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         IDS Life  Accounts  F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and
         TZ:

         Report of Independent Auditors dated March 22, 2002.
         Statements of Assets and Liabilities at Dec. 31, 2001.
         Statements of Operations for the period ended Dec. 31, 2001.
         Statements of Changes in Net Assets for the period ended Dec. 31, 2001 and year ended Dec. 31, 2000.
         Notes to Financial Statements.

         IDS Life Insurance Company:

         Report of Independent Auditors dated January 28, 2002.
         Consolidated Balance Sheets at Dec. 31, 2001 and 2000.
         Consolidated Statements of Income for the years ended Dec. 31, 2001, 2000, and 1999.
         Consolidated Statements of Stockholder's Equity for the years ended Dec. 31, 2001, 2000, and 1999.
         Consolidated Statements of Cash Flows for the years ended Dec. 31, 2001, 2000, and 1999.
         Notes to Consolidated Financial Statements.

(b)     Exhibits:

1.1 Copy of Resolution of the Executive Committee of the Board of Directors of IDS Life establishing Accounts C, D, E, F, G, and H adopted May 13, 1981, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.2 Copy of Resolution of the Board of Directors of IDS Life establishing Account N on April 17, 1985, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.3 Copy of Resolution of the Board of Directors of IDS Life establishing Accounts IZ and JZ on September 20, 1991, filed electronically as
         Exhibit 1.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors establishing Accounts MZ, KZ and LZ on April 2, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 6 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.5 Consent in Writing in Lieu of Meeting of Board of Directors establishing Accounts PZ, QZ RZ, SZ and TZ on March 30, 2001 is filed electronically as Exhibit 1.5 to Post-Effective Amendment
         No. 11 to Registration Statement No. 33-52518 is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Copy of Group Deferred Fixed/Variable Contract (form 34607) filed electronically as Exhibit 4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

4.2 Copy of Group Deferred Fixed/Variable Certificate (form 34610-MN) filed electronically as Exhibit 5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

5.1 Form of Master Application for Group Deferred Annuity Contract (form 34608C) filed electronically as Exhibit 5.1 to Post-Effective Amendment No. 4 to Registration Statement No. 33-52518 is incorporated herein by reference.

5.2 Form of Participant Enrollment Form (form 34609A) filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 4 to Registration Statement No. 33-52518 is incorporated herein by reference.

6.1 Copy of Articles of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

6.2      Copy of  Amendment  to  By-Laws of IDS Life  filed  electronically  as
         Exhibit  6.2  to  Post-Effective   Amendment  No.  2  to  Registration
         Statement No 33-52518 is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.1(b) Copy of Amendment dated February 13, 2002 to Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of Schedule for computation of each performance quotation filed electronically as Exhibit 13 to Post-Effective Amendment No. 2 to registration Statement No. 33-52518 is incorporated herein by reference.

14.      Not applicable.

15. Power of Attorney to sign Amendments to this Registration Statement dated April 9, 2002 is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)




Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                                  Principal Business Address                Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director and Executive Vice President
                                      Minneapolis, MN  55474                    - Annuities

Timothy V. Bechtold                   70100 AXP Financial Center                Director and President
                                      Minneapolis, MN  55474

Lorraine R. Hart                      70100 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Eric L. Marhoun                       70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary

Timothy S. Meehan                     70100 AXP Financial Center                Secretary
                                      Minneapolis, MN  55474

Mary Ellyn Minenko                    70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary

Barry J. Murphy                       70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Teresa J. Rasmussen                   70100 AXP Financial Center                Vice President and General Counsel
                                      Minneapolis, MN  55474

Stephen W. Roszell                    70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Bridget Sperl                         70100 AXP Financial Center                Executive Vice President - Client
                                      Minneapolis, MN  55474                    Service

John T. Sweeny                        70100 AXP Financial Center                Director, Executive Vice President - Finance
                                      Minneapolis, MN  55474

Philip C. Wentzel                     70100 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        40 Wall Street                            Vice President, Treasurer and
                                      19th Floor                                Assistant Secretary
                                      New York, NY 10004


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                      Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.       Number of Contractowners

               On March 31, 2002, there were 301,276 qualified contracts and 140,352 non-qualified contracts in IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ, and TZ.

Item 28.       Indemnification

               The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address   Position and Offices with Underwriter
     -----------------------------------  --------------------------------------
     Gumer C. Alvero                       Director and Executive
     70100 AXP Financial Center            Vice President - Annuities
     Minneapolis, MN  55474

     Timothy V. Bechtold                   Director and President
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Lorraine R. Hart                      Vice President, Investments
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Eric L. Marhoun                       Vice President, Assistant General
     70100 AXP Financial Center            Counsel and Assistant Secretary
     Minneapolis, MN  55474

     Timothy S. Meehan                     Secretary
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Mary Ellyn Minenko                    Vice President, Assistant General
     70100 AXP Financial Center            Counsel and Assistant Secretary
     Minneapolis, MN  55474

     Barry J. Murphy                       Director
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Teresa J. Rasmussen                   Vice President and General Counsel
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Stephen W. Roszell                    Director
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Bridget Sperl                         Executive Vice President - Client
     70100 AXP Financial Center            Service
     Minneapolis, MN  55474

     John T. Sweeney                       Director and Executive
     70100 AXP Financial Center            Vice President - Finance
     Minneapolis, MN  55474

     Philip C. Wentzel                     Vice President and Controller
     70100 AXP Financial Center
     Minneapolis, MN  55474

     David L. Yowan                        Vice President, Treasurer and
     40 Wall Street                        Assistant Secretary
     New York, NY  10004




               (c)

         Name of                 Net Underwriting
         Principal                 Discounts and     Compensation on       Brokerage
         Underwriter                Commissions         Redemption        Commissions       Compensation
         -----------                -----------         -----------        -----------       ------------
         IDS Life                   $41,792,624            None               None               None

Item 30.       Location of Accounts and Records

               IDS Life Insurance Company
               70100 AXP Financial Center
               Minneapolis, MN

Item 31.       Management Services

               Not applicable.

Item 32.       Undertakings

               (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

               (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

               (c)    Registrant   undertakes   to  deliver  any   Statement  of
                      Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

               (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 29th day of April, 2002.

    IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ AND TZ
    -----------------------------------------------------------------------
                                  (Registrant)

                                              By IDS Life Insurance Company
                                                 -----------------------------
                                                          (Sponsor)

                                              By /s/ Timothy V. Bechtold*
                                                 -------------------------
                                                     Timothy V. Bechtold
                                                     President


As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2002.


Signature                                     Title

/s/  Gumer C. Alvero*                         Director and Executive
-------------------------------               Vice President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
-------------------------------
     Timothy V. Bechtold

/s/  Timothy S. Meehan*                       Secretary
-------------------------------
     Timothy S. Meehan

/s/  Barry J. Murphy*                         Director
-------------------------------
     Barry J. Murphy

/s/  Teresa J. Rasmussen*                     Vice President and General
-------------------------------               Counsel
     Teresa J. Rasmussen

/s/  Stephen W. Roszell*                      Director
--------------------------------
     Stephen W. Roszell

/s/  John T. Sweeny*                          Director, Executive
------------------------------------          Vice President - Finance
     John T. Sweeny

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                          Vice President, Treasurer and
------------------------------------          Assistant Secretary
     David L. Yowan

* Signed pursuant to IDS Life Insurance Company Power of Attorney dated April 9, 2002, filed electronically herewith as Exhibit 15, by:



/s/ Mary Ellyn Minenko
---------------------------
    Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 12

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.